UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack Murphy, Esq.
One New York Plaza	Dechert
New York, New York 10004	1775 I Street, NW
Washington, DC 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semiannual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Institutional Liquid Assets

▶ Prime Obligations Portfolio

▶ Money Market Portfolio

▶ Treasury Obligations Portfolio

▶ Treasury Instruments Portfolio

▶ Federal Portfolio

▶ Tax-Exempt Diversified Portfolio

▶ Tax-Exempt California Portfolio

▶ Tax-Exempt New York Portfolio

SEMIANNUAL REPORT
June 30, 2007

Goldman Sachs Trust
Institutional Liquid Assets

Taxable Portfolios*
* Past performance is no guarantee of future results. Yields will vary. An investment in any of the ILA Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per unit/share, it is possible to lose money by investing in the Portfolios. More complete information, including management fees and expenses, is included in the ILA Portfolios’ Prospectus and/or Statement of Additional Information, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.
Prime Obligations Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.
Money Market Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.
Treasury Obligations Portfolio. The Portfolio invests only in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. government, and repurchase agreements relating to such securities.
Treasury Instruments Portfolio. The Portfolio invests only in certain U.S. Treasury Obligations, the interest income from which is generally exempt from state income taxation.
Federal Portfolio. The Portfolio invests only in certain securities of the U.S. government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.
Tax-Exempt Portfolios*
Tax-Exempt Diversified Portfolio. The Portfolio invests in municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is exempt from federal income tax, and generally not an item of tax preference under the federal alternative minimum tax.
Tax-Exempt California Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes, and generally not an item of tax preference under the federal alternative minimum tax.
Tax-Exempt New York Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York State and New York City income taxes, and generally not an item of tax preference under the federal alternative minimum tax.

________________________________________________________________________________
Goldman Sachs Trust
Institutional Liquid Assets

Summary of ILA Portfolios Institutional
Units/ Shares* as of
June 30, 2007

	Standardized	Standardized		Weighted
	7-Day	7-Day	30-Day	Avg.
	Current	Effective	Current	Maturity
ILA Portfolios	Yield	Yield	Yield	(days)

Prime Obligations	4.95%	5.07%	4.94%	36

Money Market	4.94	5.07	4.94	39

Treasury Obligations	4.50	4.60	4.68	7

Treasury Instruments	4.13	4.21	4.54	14

Federal	4.84	4.96	4.85	45

Tax-Exempt Diversified	3.35	3.40	3.31	16

Tax-Exempt California	3.27	3.33	3.24	31

Tax-Exempt New York	3.27	3.33	3.25	15

*	ILA offers three separate classes of units (ILA Units, ILA Administration Units, ILA Service Units) and one class of shares (Cash Management), each of which is subject to different fees and expenses that affect performance and entitle unitholders/shareholders to different services. The Administration Units pay 0.15% plus 0.10% from the Adviser for a total of 0.25% of the average daily net assets attributable to Administration Units. The Service Units pay 0.40% plus 0.10% from the Adviser for a total of 0.50% of the average daily net assets attributable to Service Units. The Cash Management Shares pay a service fee of up to 0.50%, a distribution (12b-1) fee of up to 0.50%, plus 0.30% from the adviser for a total of up to 1.30% of the average daily net assets attributable to Cash Management Shares. Furthermore, in addition to these classes, Prime Obligations offers Class B and Class C Units, which are subject to distribution (12b-1) and personal and account maintenance service fees equal to 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units, and may be subject to contingent deferred sales charges. If these fees and/or sub-charges were reflected in the above performance, performance would have been reduced. From time to time, Goldman Sachs Asset Management may voluntarily waive a portion of the existing distribution and/or service fees of the Portfolios.
The yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above. Please visit www.goldmansachsfunds.com to obtain the most recent daily returns.
Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Portfolios.

Sector Allocations†
Taxable Portfolios

As of June 30, 2007

	Prime	Money	Treasury	Treasury
Security Type	Obligations	Market	Obligations	Instruments	Federal

Bank Notes	0.7%	—	—	—	—

Certificates of Deposit	0.8	—	—	—	—

Certificates of Deposit – Yankeedollar	—	8.5%	—	—	—

Commercial Paper & Corporate Obligations	49.3	37.4	—	—	—

Master Demand Notes	1.3	—	—	—	—

Medium Term Note	0.8	2.0	—	—

Repurchase Agreements	20.9	13.3	100.1%	—	—

US Government Agency Obligations	—	—	—	—	99.7%

US Treasury Obligations	—	—	—	100.3%	—

Variable Rate Obligations	26.1	38.4	—	—	—

As of December 31, 2006

	Prime	Money	Treasury	Treasury
Security Type	Obligations	Market	Obligations	Instruments	Federal

Bank Notes	0.5%	—	—	—	—

Certificates of Deposit	1.5	—	—	—	—

Certificates of Deposit — Eurodollar	—	3.0%	—	—	—

Certificates of Deposit — Yankeedollar	—	9.5	—	—	—

Commercial Paper & Corporate Obligations	57.3	46.6	—	—	—

Master Demand Notes	3.1	0.9	—	—	—

Medium Term Note	0.7	1.4	—	—	—

Repurchase Agreements	14.9	14.9	100.1%	—	—

U.S. Government Agency Obligations	0.4	1.3	—	—	99.6%

U.S. Treasury Obligations	—	—	—	100.4%	—

Variable Rate Obligations	21.5	22.0	—	—	—

†	The Portfolios are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Percentages for other assets and/or liabilities are not shown, therefore figures may not sum to 100%.

Sector Allocations†
Tax-Exempt Portfolios

As of June 30, 2007

	Tax-Exempt	Tax-Exempt	Tax-Exempt
Security Type	Diversified	California	New York

Commercial Paper	10.6%	7.7%	15.8%

General Obligation Bonds	0.3	—	—

Put Bonds	0.3	—	0.3

Revenue Anticipation Note	0.5	—	—

Revenue Bonds	0.1	—	0.9

Tax Anticipation Note	0.3	—	1.8

Tax and Revenue Anticipation Notes	0.1	6.2	1.0

Variable Rate Obligations	90.9	90.5	79.4

As of December 31, 2006

	Tax-Exempt	Tax-Exempt	Tax-Exempt
Security Type	Diversified	California	New York

Commercial Paper	6.5%	9.3%	9.0%

General Obligation Bonds	1.4	—	0.5

Put Bonds	0.4	—	—

Revenue Bonds	0.7	0.9	1.7

Tax and Revenue Anticipation Notes	3.2	3.8	4.3

Variable Rate Obligations	86.5	85.4	84.9

†	The Portfolios are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Percentages for other assets and/or liabilities are not shown, therefore figures may not sum to 100%.

Schedule of Investments

ILA Prime Obligations Portfolio
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bank Note—0.7%
Bank of America Corp.
$5,000,000	5.250%	05/02/08	$5,000,000

Commercial Paper—49.3%
Adirondack Corp.
$5,000,000	5.320%	08/08/07	$4,971,922
5,000,000	5.330	08/10/07	4,970,389
Altius I Funding Corp.
5,000,000	5.260	07/10/07	4,993,425
10,000,000	5.270	08/07/07	9,945,836
Aspen Funding Corp.
5,000,000	5.235	07/23/07	4,984,004
Atlantic Asset Securitization Corp.
5,000,000	5.235	07/06/07	4,996,365
Atlantis One Funding Corp.
2,000,000	5.260	09/19/07	1,976,622
2,000,000	5.260	09/20/07	1,976,330
15,000,000	5.275	09/28/07	14,804,385
BA Credit Card Trust (Emerald)
2,000,000	5.250	07/26/07	1,992,708
5,000,000	5.240	08/16/07	4,966,522
5,000,000	5.260	09/05/07	4,951,783
Bank of America Corp.
4,000,000	5.165	10/11/07	3,941,463
Bear Stearns & Cos., Inc.
12,000,000	5.170	07/02/07	11,998,277
5,000,000	5.200	07/13/07	4,991,333
Beethoven Funding Corp.
10,000,000	5.250	07/20/07	9,972,292
Cancara Asset Securitization LLC
5,000,000	5.240	08/14/07	4,967,978
CC (USA), Inc.
4,000,000	5.230	07/24/07	3,986,634
Charta LLC
10,000,000	5.300	08/24/07	9,920,500
Citibank Credit Card Issuance Trust (Dakota Corp.)
5,000,000	5.245	07/10/07	4,993,444
4,810,000	5.260	09/04/07	4,764,318
2,000,000	5.270	09/19/07	1,976,578
Citigroup Funding, Inc.
4,000,000	5.240	08/29/07	3,965,649
5,000,000	5.285	09/20/07	4,940,544
Compass Securitization LLC
2,000,000	5.270	09/17/07	1,977,163
Concord Minutemen Capital Co. LLC
5,000,000	5.210	08/02/07	4,976,844
5,000,000	5.190	08/03/07	4,976,212
3,740,000	5.240	08/03/07	3,722,036
5,000,000	5.240	08/14/07	4,967,978
5,000,000	5.140	08/20/07	4,964,306
CRC Funding LLC
5,000,000	5.230	07/09/07	4,994,189
Curzon Funding LLC
5,000,000	5.235	07/24/07	4,983,277
2,000,000	5.260	09/19/07	1,976,622
5,000,000	5.170	11/13/07	4,903,063
Davis Square Funding V (Delaware) Corp.
10,000,000	5.290	07/20/07	9,972,081
Fountain Square Commercial Funding Corp.
10,000,000	5.240	08/14/07	9,935,956
G Street Finance (Delaware) Corp.
5,000,000	5.260	07/24/07	4,983,197
Galleon Capital Corp.
2,000,000	5.260	09/17/07	1,977,207
Gemini Securitization Corp.
5,000,000	5.235	08/09/07	4,971,644
4,000,000	5.240	08/13/07	3,974,964
General Electric Capital Corp.
5,000,000	5.150	10/15/07	4,924,181
George Street Finance LLC
5,191,000	5.260	09/11/07	5,136,391
Govco, Inc.
4,000,000	5.230	07/23/07	3,987,216
5,000,000	5.220	12/21/07	4,874,575
Grampian Funding LLC
8,000,000	5.175	10/05/07	7,889,600
10,000,000	5.175	10/09/07	9,856,250
7,000,000	5.220	12/18/07	6,827,450
Ivory Funding Corp.
8,906,000	5.240	07/09/07	8,895,629
Lake Constance Funding Ltd.
5,000,000	5.240	07/13/07	4,991,267
Landale Funding LLC
7,000,000	5.250	09/10/07	6,927,521
7,000,000	5.255	09/10/07	6,927,452
Legacy Capital Co. LLC
5,000,000	5.210	08/24/07	4,960,925
Mane Funding Corp.
5,000,000	5.240	08/16/07	4,966,522
2,000,000	5.260	09/18/07	1,976,914
Newport Funding Corp.
5,000,000	5.235	07/23/07	4,984,004
Nieuw Amsterdam Receivables Corp.
2,000,000	5.240	07/25/07	1,993,013
Scaldis Capital LLC
4,000,000	5.240	07/25/07	3,986,027
Sierra Madre Funding Ltd.
5,000,000	5.300	07/20/07	4,986,014
Solitaire Funding LLC
5,000,000	5.175	10/11/07	4,926,688
Thames Asset Global Securitization, Inc.
2,918,000	5.270	09/26/07	2,880,837
Three Rivers Funding Corp.
7,360,000	5.240	08/14/07	7,312,863

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Prime Obligations Portfolio (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper (continued)
Thunder Bay Funding, Inc.
$5,000,000	5.175%	10/10/07	$4,927,406
Tulip Funding Corp.
10,000,000	5.330	07/30/07	9,957,064
7,683,000	5.260	08/15/07	7,632,484
United Parcel Service, Inc.
3,000,000	5.210	07/31/07	2,986,975
Yorktown Capital LLC
10,000,000	5.270	09/13/07	9,891,672

Total Commercial Paper			$363,812,980

Certificates of Deposit—0.8%
Bank of America Corp.
$3,000,000	5.280%	01/10/08	$3,000,000
Wells Fargo Bank
3,000,000	5.600	07/19/07	3,000,000

Total Certificates of Deposit			$6,000,000

Master Demand Note—1.3%
Bank of America Securities LLC
$10,000,000	5.435%	07/02/07	$10,000,000

Medium Term Notes—0.8%
Lehman Brothers Holdings, Inc.
$1,000,000	7.000%	02/01/08	$1,009,365
Wal-Mart Stores, Inc.
5,000,000	5.502	07/16/07	5,000,132

Total Medium Term Notes			$6,009,497

Variable Rate Obligations(a)—26.1%
AIG Matched Funding Corp.
$10,000,000	5.320%	07/02/07	$10,000,000
Allstate Life Global Funding II
10,000,000	5.290	07/11/07	10,000,000
American Express Bank FSB
15,000,000	5.290	07/09/07	14,999,455
American Express Centurion Bank
5,000,000	5.320	07/18/07	5,000,435
Cancara Asset Securitization Ltd.
5,000,000	5.285	07/16/07	4,999,990
Crown Point Capital Co. LLC
5,000,000	5.270	07/05/07	4,999,989
5,000,000	5.310	09/10/07	4,999,817
Fairway Finance Corp.
5,000,000	5.280	07/02/07	4,999,999
5,000,000	5.280	07/09/07	4,999,906
Fifth Third Bank
5,775,000	5.260	07/05/07	5,773,798
General Electric Capital Corp.
5,000,000	5.445	07/09/07	5,000,000
3,850,000	5.445	07/17/07	3,850,000
10,000,000	5.280	07/24/07	10,000,000
Lehman Brothers Holdings, Inc.
4,000,000	5.495	07/02/07	4,002,231
5,000,000	5.460	08/20/07	5,000,690
Lexington Parker Capital Corp.
5,000,000	5.270	07/06/07	4,999,816
5,000,000	5.300	07/10/07	4,999,975
Merrill Lynch & Co., Inc.
10,000,000	5.400	07/05/07	10,000,000
7,000,000	5.570	07/11/07	7,000,000
MetLife, Inc.(b)
10,000,000	5.410	08/22/07	10,000,000
Morgan Stanley
10,000,000	5.445	07/02/07	10,000,000
5,000,000	5.360	07/03/07	5,000,000
4,000,000	5.484	07/18/07	4,003,299
National City Bank
8,000,000	5.380	07/02/07	8,005,922
SunTrust Bank
2,000,000	5.290	07/19/07	1,999,999
5,000,000	5.355	07/23/07	5,001,463
US Bank NA
5,500,000	5.280	07/02/07	5,499,631
Wachovia Asset Securitization, Inc.(b)
5,440,223	5.310	07/25/07	5,440,223
Wells Fargo & Co.
2,050,000	5.370	07/10/07	2,051,257
10,000,000	5.280	07/18/07	10,000,000

Total Variable Rate Obligations			$192,627,895

Total Investments Before Repurchase Agreements			$583,450,372

Repurchase Agreements(c)—20.9%
Citigroup Global Markets, Inc.
$5,000,000	5.430%	07/02/07	$5,000,000
Maturity Value: $5,002,263
5,000,000	5.470	07/02/07	5,000,000
Maturity Value: $5,002,279
Repurchase Agreements issued by Citigroup Global Markets, Inc., with a total amortized cost of $10,000,000, are collateralized by Residential Funding Mortgage Securities Trust I Series 2007-SA3, Class 2A1, 5.794%, due 07/27/37. The market value of the collateral, including accrued interest, was $10,500,000.

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements(c) (continued)
Joint Repurchase Agreement Account II
$144,000,000	5.369%	07/02/07	$144,000,000
Maturity Value: $144,064,428

Total Repurchase Agreements			$154,000,000

Total Investments—99.9%			$737,450,372

Other Assets in Excess of Liabilities—0.1%			474,521

Net Assets—100.0%			$737,924,893

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either London Interbank Offering Rate, Federal Funds Rate or Prime Rate. Interest rate disclosed is that which is in effect at June 30, 2007.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2007, these securities amounted to $15,440,223 or approximately 2.1% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on June 29, 2007. Additional information on Joint Repurchase Agreement Account II appears on page 31.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Money Market Portfolio
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—37.4%
Adirondack Corp.
$5,000,000	5.320%	08/08/07	$4,971,922
5,000,000	5.330	08/10/07	4,970,389
Aspen Funding Corp.
5,000,000	5.235	07/23/07	4,984,004
Atlantic Asset Securitization Corp.
5,000,000	5.235	07/06/07	4,996,365
Atlantis One Funding Corp.
1,000,000	5.260	09/19/07	988,311
1,000,000	5.260	09/20/07	988,165
5,000,000	5.275	09/28/07	4,934,795
BA Credit Card Trust (Emerald)
3,000,000	5.240	07/16/07	2,993,450
5,000,000	5.245	07/19/07	4,986,888
Charta LLC
5,000,000	5.300	08/24/07	4,960,250
Citibank Credit Card Issuance Trust (Dakota Corp.)
1,000,000	5.270	09/19/07	988,289
Compass Securitization LLC
1,000,000	5.270	09/17/07	988,582
CRC Funding LLC
5,000,000	5.230	07/09/07	4,994,189
Curzon Funding LLC
1,000,000	5.260	09/19/07	988,311
5,000,000	5.170	11/16/07	4,900,908
Davis Square Funding III (Delaware) Corp.
2,000,000	5.290	07/13/07	1,996,473
G Street Finance (Delaware) Corp.
5,000,000	5.260	07/24/07	4,983,197
Galleon Capital Corp.
1,000,000	5.260	09/17/07	988,603
Govco, Inc.
3,000,000	5.220	12/21/07	2,924,745
Grampian Funding LLC
5,000,000	5.190	11/21/07	4,896,921
3,000,000	5.220	12/18/07	2,926,050
ING Funding LLC
6,720,000	5.245	07/06/07	6,715,105
Lake Constance Funding Ltd.
5,000,000	5.240	07/13/07	4,991,267
Landale Funding LLC
5,000,000	5.255	09/10/07	4,948,180
Mane Funding Corp.
11,076,000	5.240	08/24/07	10,988,943
1,000,000	5.260	09/18/07	988,457
Nationwide Building Society
10,000,000	5.210	08/09/07	9,943,558
Newport Funding Corp.
5,000,000	5.235	07/23/07	4,984,004
Sierra Madre Funding Ltd.
5,000,000	5.300	07/20/07	4,986,014
Simba Funding Corp.
5,499,000	5.240	08/23/07	5,456,578
Thames Asset Global Securitization, Inc.
5,500,000	5.240	07/30/07	5,476,784
Tulip Funding Corp.
5,000,000	5.260	08/15/07	4,967,125
Victory Receivables Corp.
4,855,000	5.235	07/24/07	4,838,762
Westpac Banking Corp.
5,000,000	5.200	12/21/07	4,875,056

Total Commercial Paper and Corporate Obligations			$145,510,640

Certificates of Deposit-Yankeedollar—8.5%
Barclays Bank PLC
$5,000,000	5.340%	09/28/07	$5,000,000
Credit Suisse First Boston, Inc.
2,000,000	5.300	04/17/08	2,000,000
3,000,000	5.310	05/22/08	3,000,000
Deutsche Bank AG
5,000,000	5.310	10/11/07	5,000,000
3,000,000	5.400	11/21/07	3,000,000
Norinchukin Bank NY
5,000,000	5.320	08/16/07	5,000,000
5,000,000	5.330	09/10/07	4,999,864
Westpac Banking Corp.
5,000,000	5.490	08/03/07	4,999,917

Total Certificates of Deposit-Yankeedollar			$32,999,781

Medium Term Notes—2.0%
UBS AG Stamford
$3,000,000	5.400%	11/28/07	$3,000,000
Wal-Mart Stores, Inc.
5,000,000	5.502	07/16/07	5,000,132

Total Medium Term Notes			$8,000,132

Variable Rate Obligations(a)—38.4%
Australia and New Zealand Banking Group Ltd.
$4,000,000	5.340%	07/23/07	$4,000,000
Bank of Ireland
20,000,000	5.320	07/20/07	20,000,000
Barclays Bank PLC
6,000,000	5.281	07/16/07	5,999,315
BNP Paribas SA
7,000,000	5.290	07/03/07	6,999,439
Calyon
15,000,000	5.260	07/03/07	14,998,839
Commonwealth Bank of Australia
2,000,000	5.320	07/24/07	2,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
General Electric Capital Corp.
$15,000,000	5.445%	07/09/07	$15,000,000
Merrill Lynch & Co., Inc.
10,000,000	5.400	07/05/07	10,000,000
Morgan Stanley
10,000,000	5.445	07/02/07	10,000,000
New York Life Insurance Co.(b)
5,000,000	5.420	09/28/07	5,000,000
Royal Bank of Scotland Group PLC
10,000,000	5.265	07/26/07	9,997,819
Skandinaviska Enskilda Banken AB
10,000,000	5.320	07/09/07	10,000,000
Societe Generale
15,000,000	5.310	07/02/07	15,000,000
5,500,000	5.265	07/23/07	5,499,625
Svenska Handelsbanken AB
4,000,000	5.290	07/13/07	4,000,000
Unicredito Italiano NY
11,000,000	5.330	09/11/07	11,000,009

Total Variable Rate Obligations			$149,495,046

Total Investments Before Repurchase Agreements			$336,005,599

Repurchase Agreements(c)—13.3%
Joint Repurchase Agreement Account II
$41,700,000	5.369%	07/02/07	$41,700,000
Maturity Value: $41,718,657
Wachovia Capital Markets
10,000,000	5.450	07/02/07	10,000,000
Maturity Value: $10,004,542
Collateralized by various corporate issues, 5.800% to 8.820%, due 05/01/10 to 02/15/39. The aggregate market value of the collateral, including accrued interest, was $10,499,804.

Total Repurchase Agreements			$51,700,000

Total Investments—99.6%			$387,705,599

Other Assets in Excess of Liabilities—0.4%			1,536,984

Net Assets—100.0%			$389,242,583

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on the London Interbank Offering Rate or the Federal Funds Rate.
(b)	Security is not registered under the Securities Act of 1933, as amended. This security has been determined to be illiquid by the Investment Adviser. At June 30, 2007, this security amounted to $5,000,000 or approximately 1.3% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on June 29, 2007. Additional information on Joint Repurchase Agreement Account II appears on page 31.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Treasury Obligations Portfolio
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(a)—87.4%
Bank of America Securities LLC
$7,500,000	5.270%	09/18/07	$7,500,000
Maturity Value: $7,900,740
Dated: 09/18/06
Collateralized by U.S. Treasury Note, 3.000%, due 07/15/12. The market value of the collateral, including accrued interest, was $7,650,359.
Joint Repurchase Agreement Account I
365,800,000	4.321	07/02/07	365,800,000
Maturity Value: $365,931,718
Lehman Brothers Holdings, Inc.
50,000,000	4.450	07/02/07	50,000,000
Maturity Value: $50,018,542
Collateralized by U.S. Treasury Note, 5.500%, due 02/15/08. The market value of the collateral, including accrued interest, was $51,003,745.
UBS Securities LLC
29,200,000	4.300	07/02/07	29,200,000
Maturity Value: $29,210,463
Collateralized by U.S. Treasury STRIP, 0.000%, due 02/15/10. The market value of the collateral, including accrued interest, was $29,784,603.
9,000,000	5.320	08/13/07	9,000,000
Maturity Value: $9,481,460
Dated: 08/16/06
Collateralized by U.S. Treasury STRIP, 0.000%, due 08/15/14. The market value of the collateral, including accrued interest, was $9,180,467.
9,000,000	5.380	08/14/07	9,000,000
Maturity Value: $9,489,580
Dated: 08/15/06
Collateralized by U.S. Treasury STRIP, 0.000%, due 08/15/14. The market value of the collateral, including accrued interest, was $9,180,467.
4,000,000	5.210	10/15/07	4,000,000
Maturity Value: $4,210,716
Dated: 10/16/06
Collateralized by U.S. Treasury STRIP, 0.000%, due 08/15/10. The market value of the collateral, including accrued interest, was $4,081,342.
7,500,000	5.220	01/11/08	7,500,000
Maturity Value: $7,895,850
Dated: 01/12/07
Collateralized by U.S. Treasury STRIP, 0.000%, due 08/15/10. The market value of the collateral, including accrued interest, was $7,651,442.

Total Repurchase Agreements-Unaffiliated Issuers			$482,000,000

Repurchase Agreement-Affiliated Issuers(a)—12.7%
Goldman, Sachs & Co.
$70,000,000	4.250%	07/02/07	$70,000,000
Maturity Value: $70,024,792
Collateralized by U.S. Treasury Bill, 0.000%, due 12/27/07 and U.S. Treasury Note, 4.750%, due 01/31/12. The aggregate market value of the collateral, including accrued interest, was $71,400,003.

Total Investments—100.1%			$552,000,000

Liabilities in Excess of Other Assets—(0.1)%			(669,492)

Net Assets—100.0%			$551,330,508

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on June 29, 2007. Additional information on Joint Repurchase Agreement Account I appears on page 30.

Investment Abbreviations:

STRIP	—	Separate Trading of Registered Interest and Principal

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Treasury Instruments Portfolio
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—100.3%
United States Treasury Bills(a)
$18,000,000	4.240%	07/05/07	$17,991,520
23,000,000	4.340	07/05/07	22,988,909
5,600,000	4.370	07/05/07	5,597,281
116,000,000	4.570	07/05/07	115,941,098
30,000,000	4.580	07/05/07	29,984,733
48,000,000	4.600	07/05/07	47,975,467
25,000,000	3.950	07/19/07	24,950,625
4,000,000	3.930	07/26/07	3,989,083
10,800,000	4.175	07/26/07	10,768,687
21,000,000	4.250	07/26/07	20,938,021
7,500,000	4.435	07/26/07	7,476,901
2,200,000	4.500	07/26/07	2,187,250
47,000,000	4.477 (b)	08/02/07	46,819,494
United States Treasury Note
20,000,000	3.875	07/31/07	19,990,478

Total Investments—100.3%			$377,599,547

Liabilities in Excess of Other Assets—(0.3)%			(1,152,474)

Net Assets—100.0%			$376,447,073

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent the annualized yield on date of purchase.
(b)	All or portion represents a forward commitment.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Federal Portfolio
June 30, 2007 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—99.7%
Federal Farm Credit Bank(a)
$20,000,000	5.180%		07/01/07	$19,994,483
25,000,000	5.180		07/02/07	24,996,264
15,000,000	5.190		07/02/07	14,997,339
42,000,000	5.200		07/02/07	41,989,066
82,000,000	5.210		07/02/07	81,981,572
59,000,000	5.230		07/02/07	58,993,942
25,000,000	5.240		07/02/07	24,994,945
10,000,000	5.010		07/03/07	9,998,910
15,000,000	5.180		07/03/07	14,998,742
30,000,000	5.190		07/05/07	29,999,934
15,000,000	5.185		07/13/07	14,996,307
25,000,000	5.180		07/17/07	24,993,277
80,000,000	5.180		07/24/07	79,974,576
10,946,000	5.180		07/26/07	10,943,578
8,000,000	5.220		09/30/07	7,998,671
Federal Home Loan Bank
9,000,000	5.220	(a)	07/02/07	8,996,167
100,000,000	5.180	(a)	07/03/07	99,999,783
65,000,000	5.130		07/05/07	64,962,950
110,000,000	5.210	(a)	07/06/07	109,999,412
10,000,000	5.190	(a)	07/10/07	9,995,108
100,000,000	5.155		07/11/07	99,856,806
37,600,000	5.160		07/11/07	37,546,107
57,000,000	5.125		07/13/07	56,902,625
17,096,000	5.150		07/13/07	17,066,652
9,000,000	4.625		07/16/07	8,996,705
45,000,000	5.181	(a)	07/16/07	44,982,680
12,700,000	4.625		07/18/07	12,695,431
8,700,000	5.161		07/20/07	8,676,302
15,300,000	5.500		07/20/07	15,300,716
3,500,000	2.300		07/24/07	3,493,172
32,000,000	5.125		07/25/07	31,890,667
1,100,000	5.145		07/25/07	1,096,227
23,000,000	5.160		07/25/07	22,920,880
18,500,000	4.250		08/08/07	18,478,831
1,730,000	4.875		08/22/07	1,728,788
20,000,000	5.135		08/24/07	19,845,950
90,000,000	5.180	(a)	08/28/07	89,956,343
85,000,000	5.140		08/29/07	84,283,969
90,000,000	5.140		08/31/07	89,216,150
6,000,000	5.140		09/12/07	5,937,463
88,000,000	5.135		09/14/07	87,058,583
15,000,000	5.190	(a)	09/18/07	14,991,939
16,000,000	5.135		09/19/07	15,817,422
80,000,000	5.200	(a)	09/19/07	79,977,741
32,000,000	5.210	(a)	09/19/07	31,988,671
35,000,000	5.200	(a)	09/20/07	34,991,353
1,000,000	5.138		09/21/07	988,297
1,000,000	5.140		09/21/07	988,292
20,000,000	4.250		09/26/07	19,947,800
54,000,000	5.140		09/26/07	53,329,230
60,000,000	5.145		09/26/07	59,253,975
5,000,000	4.125		10/19/07	4,982,379
13,000,000	3.060		11/21/07	12,895,983
7,750,000	3.085		12/21/07	7,676,963
5,500,000	5.125		01/22/08	5,495,123
8,650,000	5.125		02/12/08	8,640,658
2,100,000	4.875		03/05/08	2,094,291
4,000,000	4.000		03/10/08	3,966,626
12,800,000	4.600		04/11/08	12,740,884
20,000,000	5.125		05/21/08	19,978,453
3,600,000	5.125		05/23/08	3,596,313

Total Investments—99.7%				$1,908,078,466

Other Assets in Excess of Liabilities—0.3%				6,647,552

Net Assets—100.0%				$1,914,726,018

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either U.S. Treasury Bill Rate, London Interbank Offering Rate or Prime Rate.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—5.9%
Alabama Special Care Facilities Financing Authority VRDN RB Series 1522 (Morgan Stanley) (F1+) (a)
$4,150,000	3.790%	07/05/07	$4,150,000
Columbia IDB PCRB VRDN Refunding for Alabama Power Co. Project Series 1995 B (A-1/ VMIG1)
2,800,000	3.900	07/02/07	2,800,000
Columbia IDB PCRB VRDN Refunding for Alabama Power Co. Project Series 1995 C (A-1/ VMIG1)
1,000,000	3.900	07/02/07	1,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,200,000	3.860	07/02/07	10,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/ VMIG1)
6,500,000	3.860	07/02/07	6,500,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/ VMIG1)
4,600,000	3.790	07/05/07	4,600,000
Southeast Alabama Gas District VRDN RB Supply Project Series 2007 A (VMIG1) (Societe Generale)
17,200,000	3.910	07/02/07	17,200,000

			$46,450,000

Alaska—0.7%
Alaska Industrial Development & Export Authority VRDN RB Stars Series 2007-014 (BNP Paribas N.A. SPA) (A-1+/ VMIG1)(a)
$3,000,000	3.780%	07/05/07	$3,000,000
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-131 (FGIC) (Deutsche Bank A.G. SPA) (F1+)(a)
2,840,000	3.790	07/05/07	2,840,000

			$5,840,000

Arizona—2.4%
Arizona Health Facilities Authority VRDN RB F Series 2007-1782 (Morgan Stanley SPA) (F1+)(a)
$11,300,000	3.800%	07/05/07	$11,300,000
Phoenix Civic Improvement Corp. Excise Tax VRDN RB Certificates Macon Trust Series L (FGIC) (Bank of America N.A. SPA) (VMIG1)(a)
4,675,000	3.790	07/05/07	4,675,000
Phoenix GO VRDN Merlots Series 2007-H05 (Wachovia Bank N.A. SPA) (A-1+)(a)
1,000,000	3.790	07/04/07	1,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue VRDN RB Floaters Series 2006-1430 (Morgan Stanley SPA) (A-1)(a)
1,500,000	3.790	07/05/07	1,500,000

			$18,475,000

Colorado—1.5%
BB&T Municipal Trust VRDN RB Floaters Series 2017 (VMIG1)(a)
$2,610,000	3.790%	07/05/07	$2,610,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
4,900,000	3.750	07/04/07	4,900,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1031 Regional Transit District Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
2,620,000	3.820	07/05/07	2,620,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1039 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
2,020,000	3.820	07/05/07	2,020,000

			$12,150,000

Delaware—0.6%
Delaware Transportation Authority Transit System Revenue Floaters Series 2005-1205 (Morgan Stanley SPA) (A-1)(a)
$4,400,000	3.790%	07/05/07	$4,400,000

District of Columbia—0.4%
Washington DC Metropolitan Transit Authority CP Series 2007 A (Wachovia Bank N.A. SPA)
$2,800,000	3.720%	10/16/07	$2,800,000

Florida—4.4%
Austin Trust Certificates GO VRDN Series 2007-137 (Bank of America N.A. SPA)(a)
$1,000,000	3.790%	07/05/07	$1,000,000
Citizens Property Insurance Corp. VRDN RB for Municipal Securities Trust Receipts Series 2007 SGB-67 A (MBIA) (Societe Generale SPA) (A-1+)(a)
2,000,000	3.780	07/05/07	2,000,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-EC-1053 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
3,635,000	3.820	07/05/07	3,635,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts VRDN COPS P-Floats-EC-1006 Broward County School Board Certificates Series 2007 (Merrill Lynch) (FGIC)(a)
705,000	3.820	07/05/07	705,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts VRDN COPS P-Floats-EC-1034 Series 2007 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
2,000,000	3.820	07/05/07	2,000,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1002L (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,275,000	3.820	07/05/07	5,275,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Enhanced Return Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1020 Series 2007 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
$2,900,000	3.820%	07/05/07	$2,900,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1025 Series 2007 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,330,000	3.820	07/05/07	3,330,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1056 (Merrill Lynch Capital Services SPA) (F1+)(a)
590,000	3.830	07/05/07	590,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (P-1/A-1)
500,000	3.680	08/09/07	500,000
4,000,000	3.730	08/22/07	4,000,000
Hillsborough CP Series 2007 A (State Street Bank LOC) (A-1+/P-1)
500,000	3.770	07/26/07	500,000
Jacksonville Electric Authority CP Series 2000 F (Landesbank Theuringen SPA) (A-1+/ VMIG1)
1,500,000	3.800	07/10/07	1,500,000
Jacksonville Water & Sewer Systems VRDN RB Floaters Series 2007-1653 (Morgan Stanley SPA) (F1+) (a)
610,500	3.790	07/05/07	610,500
Palm Beach County School District CP (Bank of America N.A. LOC) (P-1/A-1+)
1,200,000	3.750	02/14/08	1,200,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1095 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
1,000,000	3.820	07/05/07	1,000,000
Sunshine State Governmental Funding for Miami-Dade CP Series 2007-1 (DePfa Bank PLC SPA) (A-1+/ P-1)
4,000,000	3.750	09/11/07	4,000,000

			$34,745,500

Georgia—4.8%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (DVMIG1)
$2,120,000	3.900%	07/02/07	$2,120,000
Appling County Development Authority VRDN PCRB Georgia Power Co. Pollution Hatch Project Series 1997 (A-1/ VMIG1)
1,900,000	3.890	07/02/07	1,900,000
Cobb County Development Authority VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
7,630,000	3.900	07/02/07	7,630,000
Dekalb County Public Safety & Judicial Facilities Authority VRDN Floaters Series 2006-1459 (Morgan Stanley SPA) (A-1)(a)
4,475,000	3.790	07/05/07	4,475,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-EC-1018 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
9,755,000	3.820	07/05/07	9,755,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-EC-1019 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
830,000	3.820	07/05/07	830,000
Georgia Oglethorpe CP Series 2006 A (AMBAC) Rabobank Netherlands SPA) (A-1+/F-1)
1,000,000	3.650	07/12/07	1,000,000
Georgia Oglethorpe Series 2006 A (AMBAC) (Rabobank International SPA) (A-1+/F-1)
700,000	3.750	09/13/07	700,000
Georgia State GO VRDN Putters Series 2006-1420 (JPMorgan Chase & Co.) (A-1+)(a)
2,150,000	3.790	07/05/07	2,150,000
Gwinnett County Development Authority COPS P-Floats-MT-337 (MBIA) (BNP Paribas SPA) (F1+)(a)
2,000,000	3.800	07/05/07	2,000,000
Putnam County Development Authority VRDN PCRB for Georgia Power Co. Pollution Branch Project Series 1998 (A-1)
3,525,000	3.890	07/02/07	3,525,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/ VMIG1)
1,300,000	3.910	07/02/07	1,300,000

			$37,385,000

Idaho—0.3%
Idaho State GO TANS Series 2007 (SP-1+/ MIG1) (F-1+)(b)
$2,500,000	4.500%	06/30/08	$2,518,450

Illinois—4.9%
Austin Trust Certificates GO VRDN Series 2007-150 for Chicago Board of Education (FSA) (Bank of America N.A. SPA) (A-1+)(a)
$1,160,000	3.790%	07/05/07	$1,160,000
BB&T Municipal Trust GO VRDN Floater Series 2007 (Branch Banking & Trust N.A. SPA) (VMIG1) (a)
1,500,000	3.790	07/05/07	1,500,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
4,000,000	3.790	07/05/07	4,000,000
Illinois Finance Authority VRDN RB Floaters Series 2006-1489 (Morgan Stanley Municipal Products) (F1+)(a)
2,850,000	3.790	07/05/07	2,850,000
Illinois Finance Authority VRDN RB for Resurection Health Series 2005-C (Lasalle Bank N.A. LOC) (A-1/ VMIG1)(b)
1,500,000	3.800	07/05/07	1,500,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois Health System Evanston Hospital CP Series 1987 D (A-1+)
$2,000,000	3.680%	07/12/07	$2,000,000
Illinois Health System Evanston Hospital CP Series 1995 (A-1+)
4,000,000	3.730	09/12/07	4,000,000
Illinois State GO VRDN P-Floats-MT-262 Series 2006 (FSA) (Bayerische Landesbank SPA) (F1+)(a)
6,945,000	3.790	07/05/07	6,945,000
Illinois State GO VRDN ROCS RR-II-R 4529 Series 2003 (MBIA) (Citigroup Global Markets SPA) (A-1+)(a)
1,885,000	3.790	07/05/07	1,885,000
Puttable Floating Option Tax Exempt Receipts P-Floats-EC-1083 Series 2007 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,265,000	3.820	07/05/07	6,265,000
Regional Transportation Authority VRDN RB P-Floats-PT-3871 (FGIC) (Dexia Credit Local SPA) (F1+) (a)
5,000,000	3.790	07/05/07	5,000,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2005-119 (AMBAC) (BNP Paribas SPA) (VMIG1)(a)
1,000,000	3.790	07/05/07	1,000,000

			$38,105,000

Indiana—2.9%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$5,000,000	3.790%	07/05/07	$5,000,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2007-46 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
10,000,000	3.790	07/05/07	10,000,000
Indiana Toll Road Commission RB Merlots Series A-104 (Bank of New York) (A-1+)(a)
3,210,000	3.790	07/04/07	3,210,000
Indianapolis Local Public Improvement Bond Bank Revenue Notes Series 2007-E-1 (SP-1+)
4,725,000	4.250	09/27/07	4,730,604

			$22,940,604

Kansas—0.6%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$5,000,000	3.790%	07/05/07	$5,000,000

Kentucky—2.4%
Kentucky Public Energy Authority VRDN RB Gas Supply Series 2006-A (Societe Generale SPA) (A-1+/ VMIG1)
$1,550,000	3.910%	07/02/07	$1,550,000
Kentucky State Property & Buildings Commission VRDN RB P-Floats-PT 3912 Series 2007 (MBIA) (Dexia Credit Local SPA) (F1+)(a)
3,000,000	3.800	07/05/07	3,000,000
Louisville & Jefferson County Metropolitan Sewer District & Drain Systems VRDN RB Eagle Series 2006-53 Class A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
14,000,000	3.800	07/05/07	14,000,000

			$18,550,000

Maryland—3.5%
Anne Arundel County CP (Westdeutsche Landesbank AG SPA) (P-1/A-1+)
$1,000,000	3.730%	10/05/07	$1,000,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-EC-1012 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
7,255,000	3.820	07/05/07	7,255,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-EC-1013 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
2,515,000	3.820	07/05/07	2,515,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-EC-1030 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,785,000	3.820	07/05/07	5,785,000
Maryland Health & Higher Education for John Hopkins CP Series 2007-B (A-1+/ P-1)
1,000,000	3.650	07/11/07	1,000,000
1,500,000	3.670	07/12/07	1,500,000
2,000,000	3.680	09/12/07	2,000,000
Prince Georges County GO VRDN Merlots Series 2007-H06 (A-1+)(a)
1,000,000	3.790	07/04/07	1,000,000
Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-EC-1072 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,000,000	3.820	07/05/07	5,000,000
University of Maryland Systems Auxiliary Facilities & Tuition RB Series 1998 A (AA/AA+)
780,000	5.000	04/01/08	787,432

			$27,842,432

Massachusetts—2.6%
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN RB Floaters Series 2007-1818 (Morgan Stanley Municipal Products) (A-1)(a)
$2,000,000	3.790%	07/05/07	$2,000,000
Massachusetts State GO VRDN Floater Series 2007-1798 (A-1+)(a)
4,000,000	3.790	07/05/07	4,000,000
Massachusetts State GO VRDN for Construction Loan Series 2006 B (Bank of America N.A. SPA) (A-1+/ VMIG1)
1,875,000	3.900	07/02/07	1,875,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Floaters Series 2007-1729 (Morgan Stanley SPA) (F1+)(a)
7,500,000	3.780	07/05/07	7,500,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts State Water Resources Authority Floaters Series 2007-1890 (F1+)(a)
$5,135,000	3.790%	07/05/07	$5,135,000

			$20,510,000

Michigan—2.6%
ABN AMRO Munitops Certificate GO VRDN for Michigan Non-AMT Series 2004-44 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$1,000,000	3.780%	07/05/07	$1,000,000
Detroit Sewer Disposal VRDN RB Floaters Series 2005-1182 (FGIC) (Cooperative) (A-1)(a)
3,315,000	3.790	07/05/07	3,315,000
Michigan State Building Authority RB P-Floats-PT 398 Series 2000 (BNP Paribas SPA) (A-1+)(a)
13,205,000	3.790	07/05/07	13,205,000
Michigan State Building Authority VRDN RB Eagle Series 2006-0156 (FGIC) (Citibank N.A. SPA) (A-1+)(a)
3,000,000	3.800	07/05/07	3,000,000

			$20,520,000

Minnesota—0.8%
Minnesota State GO Series 2006 (AAA/Aaa)
$2,000,000	5.000%	11/01/07	$2,009,121
Municipal Securities Trust Certificates VRDN RB for Minneapolis & St. Paul Series 2007-292 (AMBAC) (Bear Stearns Capital Markets) (A-1)(a)
3,000,000	3.790	07/05/07	3,000,000
University of Minnesota Special Purpose VRDN RB P-Floats-MT-368 Series 2007 (DePfa Bank PLC SPA) (A-1+)(a)
1,340,000	3.790	07/05/07	1,340,000

			$6,349,121

Mississippi—0.6%
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$4,965,000	3.790%	07/04/07	$4,965,000

Missouri—0.7%
ABN AMRO Munitops Certificate Trust VRDN RB for Missouri Non-AMT Series 2006-72 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$2,150,000	3.780%	07/05/07	$2,150,000
ABN AMRO Munitops Certificate Trust VRDN RB for Missouri Non-AMT Series 2006-90 (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
2,000,000	3.780	07/05/07	2,000,000
Missouri Development Finance Board Cultural Facilities VRDN RB Merlots Series 2007-H07 (A-1+) (a)
1,100,000	3.790	07/04/07	1,100,000

			$5,250,000

Nebraska—3.1%
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
$4,000,000	3.790%	07/05/07	$4,000,000
Omaha Public Power District VRDN RB Eagle Series 2005-3008 A (AMBAC) (Bayerische Landesbank SPA) (A-1)(a)
10,000,000	3.790	07/05/07	10,000,000
Public Power Generation Agency VRDN RB Eagle Series 2007-0009 Class A (AMBAC) (Bayerische Landesbank SPA) (A-1)(a)
10,000,000	3.780	07/05/07	10,000,000

			$24,000,000

Nevada—2.6%
Clark County VRDN Eagle Tax-Exempt Trust Series 2000-2801 Class A (Citibank N.A. SPA) (A-1+) (a)
$6,920,000	3.800%	07/05/07	$6,920,000
Eclipse Funding Trust GO VRDN Solar Eclipse for Clark County Series 2006-0146 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)(a)
2,495,000	3.750	07/05/07	2,495,000
Eclipse Funding Trust GO VRDN Solar Eclipse for Washoe County Series 2006-0142 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(a)
1,995,000	3.790	07/05/07	1,995,000
Las Vegas Valley Water CP Series 2007 (BNP Paribas & Lloyds TSB Bank) (A-1+/ P-1)
3,000,000	3.650	07/12/07	3,000,000
700,000	3.740	09/13/07	700,000
2,000,000	3.750	10/11/07	2,000,000
Municipal Security Trust Certificates VRDN RB Clark County Airport Revenue Series 2007-330 A (AMBAC) (Bear Stearns Capital Markets) (VMIG1)(a)
3,000,000	3.780	07/05/07	3,000,000
Nevada State GO Capital Improvements Series 1998 B(b)
400,000	5.000	06/01/08	404,460

			$20,514,460

New Jersey—0.4%
New Jersey State Transportation Trust Fund Authority VRDB RB Merlots Series 2006 B-04 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(a)
$3,090,000	3.790%	07/04/07	$3,090,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York—1.5%
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
$3,600,000	3.770%	08/23/07	$3,600,000
3,200,000	3.740	09/05/07	3,200,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Floaters Series 2007-1695 (Morgan Stanley N.A. SPA) (A-1)(a)
5,000,000	3.780	07/05/07	5,000,000

			$11,800,000

North Carolina—5.5%
Cabarrus County VRDN COPS ROCS II-R-4520 Series 2003 (AMBAC) (Citigroup Global Markets SPA) (A-1+)(a)
$2,280,000	3.790%	07/05/07	$2,280,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-EC-1050 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
11,485,000	3.820	07/05/07	11,485,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen) (A-1)(a)
2,950,000	3.780	07/05/07	2,950,000
North Carolina Capital Facilities Finance Authority CP Duke University Series 2005 (A-1+/ P-1)
3,454,000	3.650	09/05/07	3,454,000
North Carolina State GO VRDN Stars Series 2007-033 (BNP Paribas SPA) (VMIG1)(a)
3,000,000	3.780	07/05/07	3,000,000
Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1115 Series 2007 (F1+)(a)
1,130,000	3.820	07/05/07	1,130,000
Raleigh Comb Enterprise System RB VRDN Eagle Series 2007-0010 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
4,950,000	3.780	07/05/07	4,950,000
University of North Carolina CP Series 2007 A (A-1+/ P-1)
2,000,000	3.640	07/12/07	2,000,000
6,500,000	3.750	09/12/07	6,500,000
400,000	3.720	01/16/08	400,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.800	07/05/07	5,000,000

			$43,149,000

Ohio—0.3%
Columbus City School District GO VRDN Floaters Series 2007-1638 (FSA) (Morgan Stanley SPA) (VMIG1)(a)
$2,480,000	3.790%	07/05/07	$2,480,000

Oregon—2.5%
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/ VMIG1)
$20,000,000	3.770%	07/04/07	$20,000,000

Pennsylvania—0.3%
ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2004-9 (AMBAC) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
$2,000,000	3.780%	07/05/07	$2,000,000

South Carolina—0.9%
Lehman Municipal Trust Receipts VRDN RB Floater Series 2007-K30W Reg D (XCLA) (Lehman Brothers Holdings, Inc.) (VMIG1)(a)
$2,665,000	3.770%	07/04/07	$2,665,000
South Carolina State GO VRDN ROCS RR II R-692WF (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
4,090,000	3.780	07/05/07	4,090,000
South Carolina State Public Services Revenue for Santee Cooper CP Series 2007 (BNP Paribas and Dexia Credit Local LOC) (A-1+/ P-1)
500,000	3.700	08/07/07	500,000

			$7,255,000

Tennessee—3.4%
Eagle Tax Exempt Trust GO VRDN Series 2000-4201 Class A (A-1+)(a)(b)
$6,045,000	3.800%	07/05/07	$6,045,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1+/ P-1)
1,000,000	3.670	07/09/07	1,000,000
400,000	3.750	10/12/07	400,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/ VMIG1)
16,335,000	3.750	07/05/07	16,335,000
Metropolitan Government of Nashville County CP Series 2005 (A-1+/ P-1)
500,000	3.730	09/20/07	500,000
1,500,000	3.750	09/20/07	1,500,000
Municipal Security Trust Certificates VRDN RB Blount County Public Building Authority Series 2007-7051 A (XLCA) (Bear Stearns Capital Markets) (VMIG1)(a)
1,000,000	3.780	07/05/07	1,000,000

			$26,780,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas—20.3%
ABN AMRO Munitops Certificate Trust VRDN RB for Texas Non-AMT Series 2005-20 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
$1,000,000	3.790%	07/05/07	$1,000,000
ABN AMRO Munitops Certificates Trust GO VRDN for Texas Non-AMT Series 2006-56 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
2,170,000	3.790	07/05/07	2,170,000
ABN AMRO Munitops Certificates Trust GO VRDN for Texas Non-AMT Series 2007-8 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
3,000,000	3.790	07/05/07	3,000,000
Austin Trust Certificates GO VRDN Series 2007-133 (PSF-GTD) (Bank of America N.A. SPA) (A-1+) (a)
1,100,000	3.790	07/05/07	1,100,000
Austin Trust Certificates GO VRDN Series 2007-140 (PSF-GTD) (Bank of America N.A. SPA) (A-1+) (a)
1,445,000	3.790	07/05/07	1,445,000
Austin Trust Certificates VRDN RB Series 2007-148 (Bank of America N.A. SPA) (A-1+)(a)
1,000,000	3.790	07/05/07	1,000,000
City of Garland GO CP Series 2002 (DePfa Bank PLC SPA) (A-1+/ P-1)
1,500,000	3.650	07/10/07	1,500,000
City of Houston CP Series D (DePfa Bank PLC SPA) (A-1+/ P-1)
1,000,000	3.730	11/08/07	1,000,000
City of Houston CP Series F (DePfa Bank PLC SPA) (A-1+/ P-1)
1,000,000	3.750	10/18/07	1,000,000
Dallas Area Rapid Transit CP Series 2006 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA) (A-1+/ P-1)
700,000	3.730	09/10/07	700,000
800,000	3.750	10/09/07	800,000
700,000	3.730	11/05/07	700,000
1,200,000	3.730	11/29/07	1,200,000
Dallas Area Rapid Transit CP Series 2007 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA) (A-1+/ P-1)
500,000	3.750	10/11/07	500,000
Dallas GO VRDN ROCS RR-II-R 667 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
3,920,000	3.790	07/05/07	3,920,000
Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-253 (A-1+)(a)
4,000,000	3.790	07/05/07	4,000,000
Eagle Tax Exempt Trust VRDN RB Weekly Participation Certificates Series 2000-4303 A (MBIA) (Banco Bilbao Vizcaya) (AAA)(a)(b)
10,195,000	3.800	07/05/07	10,195,000
Ector County Independent School District GO VRDN ROCS RR-II-R-1085 Series 2007 (PSF-GTD) (Citigroup Financial Products) (VMIG1)(a)
3,000,000	3.790	07/05/07	3,000,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1045 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
2,100,000	3.820	07/05/07	2,100,000
Harris County GO Metropolitan Transit Authority (DePfa Bank PLC LOC) (A-1+/ P-1)
800,000	3.670	09/10/07	800,000
Harris County GO VRDN Eagle 2006-0154 Class A (Citibank N.A. SPA) (A-1+)(a)
6,255,000	3.800	07/05/07	6,255,000
Harris County Metropolitan Transit Authority CP Series 2006 (DePfa Bank PLC LOC) (A-1+)
500,000	3.650	10/04/07	500,000
Houston Higher Education Finance Corp. VRDN RB Eagle Series 2007-0077 A (Banco Bilbao Vizcaya) (A-1+)(a)
3,430,000	3.780	07/05/07	3,430,000
Houston Independent School District GO VRDN Putters Series 1189 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(a)
3,320,000	3.800	07/05/07	3,320,000
Houston Utilities System VRDN RB Eagle 2006-0078 Class A (MBIA) (Bayerische Landesbank SPA) (A-1)(a)
17,650,000	3.790	07/05/07	17,650,000
Houston Utilities Systems Revenue CP Series 2007 F (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemberg and Westdeutsche Landesbank AG SPA) (A-1/P-1)
2,500,000	3.830	07/10/07	2,500,000
800,000	3.780	08/09/07	800,000
1,000,000	3.730	09/27/07	1,000,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemberg and Westdeutsche Landesbank AG SPA) (A-1/ P-1)
900,000	3.700	07/12/07	900,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1/ P-1)
1,600,000	3.670	07/10/07	1,600,000
Judson Independent School District GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
3,950,000	3.790	07/05/07	3,950,000
Katy Independent School District GO VRDN ROCS-RR-II-R-910 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
1,280,000	3.790	07/05/07	1,280,000
Lehman Municipal Trust Receipts VRDN RB Floater Series 2007-K26 Reg D (Lehman Bros.) (VMIG1) (a)
4,500,000	3.770	07/04/07	4,500,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Macon Trust Certificates VRDN RB Series 2007-326 (AMBAC) (Bank of America N.A.) (A-1+)(a)
$1,000,000	3.790%	07/05/07	$1,000,000
Mansfield Independent School District GO VRDN Spears Series 2005 DB-159 (PSF-GTD) (Deutsche Bank A.G. SPA) (F1+)(a)
5,595,000	3.790	07/05/07	5,595,000
Mesquite Independent School District GO VRDN Putters Series 2005 1033 (PSF-GTD) (JPMorgan Chase & Co. SPA) (F1+)(a)
5,245,000	3.800	07/05/07	5,245,000
Municipal Securities Trust Certificates GO VRDN Series 2007-302A (Bear Stearns Capital Markets) (VMIG1)(a)
1,845,000	3.780	07/05/07	1,845,000
Municipal Securities Trust Certificates GO VRDN Series 2007-312 Class A (Bear Stearns Capital Markets) (VMIG1)(a)
1,000,000	3.780	07/05/07	1,000,000
North Texas Tollway Authority CP Series A (Bank of America LOC) (A-1+/ P-1)
500,000	3.650	08/07/07	500,000
Plano GO VRDN Floater Series 2007-1862 (Morgan Stanley SPA) (VMIG1)(a)
2,915,000	3.790	07/05/07	2,915,000
Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1113 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,000,000	3.820	07/05/07	4,000,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-397 Series 2007 (BNP Paribas SPA) (A-1+)(a)
2,500,000	3.800	07/05/07	2,500,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-448 Series 2007 (MBIA) (Landesbank Hessen-Thueringen) (F1+)(a)
2,530,000	3.790	07/05/07	2,530,000
San Antonio Electric & Gas Systems CP Series A (Bank of America N.A. and State Street Corp. SPA) (A-1+/ P-1)
1,900,000	3.740	09/11/07	1,900,000
550,000	3.750	09/11/07	550,000
Texas A & M University CP Series B (A-1+/ P-1)
2,500,000	3.650	07/11/07	2,500,000
Texas A & M University System Board of Regents Permanent University Funding VRDN RB Floaters Series 2007-1876 (Morgan Stanley SPA) (F1+)(a)
7,655,000	3.790	07/05/07	7,655,000
Texas State GO VRDN Floater Series 2007-1851 (Morgan Stanley SPA) (F1+)(a)
5,750,000	3.790	07/05/07	5,750,000
Texas State GO VRDN Stars Series 2007-037 (BNP Paribas SPA) (VMIG1)(a)(b)
8,000,000	3.780	07/05/07	8,000,000
Texas State Public Finance Authority CP Series 2002 (A-1+/ P-1)
1,500,000	3.650	07/11/07	1,500,000
2,000,000	3.670	07/11/07	2,000,000
Texas State Public Finance Authority CP Series 2002 (A-1+)
900,000	3.700	08/09/07	900,000
Texas State Transportation Commision Trust Certificates VRDN RB Series 2006-7026 (Bear Sterns Capital Markets) (VMIG1)(a)
2,000,000	3.780	07/05/07	2,000,000
University of Texas CP Series 2005 (A-1+/ P-1)
1,800,000	3.700	08/20/07	1,800,000
844,000	3.720	10/11/07	844,000
University of Texas RB VRDN ROCS RR II R-1080 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
3,400,000	3.790	07/05/07	3,400,000
University of Texas VRDN RB P-Floats-MT-354 Series 2007 (Lloyds TSB Bank PLC) (F1+)(a)
2,000,000	3.790	07/05/07	2,000,000
University of Texas VRDN RB ROCS-RR-II-R-11077 Series 2007 (Citbank N.A. SPA) (A-1+)(a)
2,600,000	3.790	07/05/07	2,600,000

			$159,344,000

Utah—1.4%
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+)
$5,700,000	3.860%	07/02/07	$5,700,000
Riverton Hospital Revenue VRDN RB Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1) (a)
5,000,000	3.790	07/05/07	5,000,000

			$10,700,000

Virginia—0.4%
Municipal Securities Trust Certificates VRDN RB for Virginia Commonwealth Transportation Board Series 2007-5033 (Branch Banking & Trust) (VMIG1)(a)
$3,000,000	3.780%	07/05/07	$3,000,000

Washington—4.5%
Clark County GO VRDN School District No. 119 Battleground Spears DB-148 Series 2005 (FSA) (Deutsche Bank A.G.) (F1+)(a)
$5,375,000	3.790%	07/05/07	$5,375,000
Deutsche Bank Spear Lifers Trust GO VRDN P-Floats Series 2007-DB270 (Deutsche Bank) (F1+)(a)
4,710,000	3.800%	07/05/07	4,710,000
Energy Northwest Washington Electric RB Unrefunded Columbia Series 2004 A (Deutsche Bank) (F1+)
500,000	5.250	07/01/08	507,325
Enhanced Return Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-1007 Energy Northwest Washington Electric Revenue Series 2007 (Merrill Lynch SPA) (F1+)(a)
1,565,000	3.820	07/05/07	1,565,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Municipal Security Trust Certificates GO VRDN Series 2007-322 Class A (Bear Stearns Capital Markets) (VMIG1)(a)
$1,500,000	3.780%	07/05/07	$1,500,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-MT-453 (MBIA) (KBC Bank N.V.) (F1+) (a)
3,515,000	3.790	07/05/07	3,515,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4158 Series 2007 (Dexia Credit Local) (F1+)(a)
1,110,000	3.800	07/05/07	1,110,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000 Class A (Citibank N.A. SPA) (A-1+) (a)
12,000,000	3.800	07/05/07	12,000,000
Washington State GO VRDN Floater Series 2007-1790 (FSA) (Morgan Stanley SPA) (A-1)(a)
4,325,000	3.790	07/05/07	4,325,000
Washington State GO VRDN ROCS-RR-II-R-9081 (FSA) (Citigroup Financial Products) (VMIG1)(a)
495,000	3.790	07/05/07	495,000

			$35,102,325

Wisconsin—1.1%
Wisconsin State Operation Notes Series 2007 (SP-1+/ MIG1)(b)
$1,500,000	4.500%	06/18/08	$1,510,515
Wisconsin State Transportation Board VRDN RB Eagle Tax-Exempt Trust Series 2000-4901 Class A (Citibank N.A. SPA) (A-1+)(a)
7,500,000	3.800	07/05/07	7,500,000

			$9,010,515

Other Tax-Exempt Securities—12.3%
JPMorgan Chase & Co. GO VRDN Putters Series 1683-2007 P (PSF-GTD, MBIA,FSA,FGIC,AMBAC and CIFG) (JPMorgan Chase & Co.) (F1+)(a)
$24,140,000	3.970%	07/05/07	$24,140,000
JPMorgan Chase & Co. VRDN RB Putters Series 1751P (PSF-GTD, MBIA,FGIC,FSA and AMBAC) (JPMorgan Chase & Co.) (F1+)(a)
11,195,000	3.950	07/05/07	11,195,000
JPMorgan Chase & Co. VRDN RB Putters Series 2006-1632P (PSF-GTD, AMBAC,FGIC,FSA,CIFG and MBIA) (JPMorgan Chase & Co.) (F1+)(a)
20,695,000	3.970	07/05/07	20,695,000
JPMorgan Chase & Co. VRDN RB Putters Series 2006-1633P (PSF-GTD, AMBAC,FSA,MBIA and XLCA) (JPMorgan Chase & Co.) (F1+)(a)
5,470,000	3.980	07/05/07	5,470,000
JPMorgan Chase & Co. VRDN RB Putters Series 2007-1684P (PSF-GTD, FSA and MBIA) (JPMorgan Chase & Co.) (F1+)(a)
4,455,000	3.980	07/05/07	4,455,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-001 (FGIC,AMBAC,FSA and MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
7,360,000	3.950	07/05/07	7,360,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-002 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
3,818,000	3.950	07/05/07	3,818,000
Puttable Floating Option Tax Exempt Receipts VRDN RB P-Floats-EC-003 Series 2006 (PSF-GTD, FGIC,AMBAC,FSA and MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
7,865,000	3.950	07/05/07	7,865,000
UBS Municipal GO VRDN Floaters Series 2007-GM01 Pooled Trust (FSA,AMBAC,FGIC and MBIA) (BNP Paribas SPA) (A-1+)(a)
1,970,000	3.830	07/05/07	1,970,000
Wachovia Bank Bruts VRDN RB Merlots Series 2007-ON2 (FSA,MBIA and AMBAC) (Wachovia Bank N.A. SPA) (F1+)(a)(b)
9,100,000	3.930	07/05/07	9,100,000

			$96,068,000

Total Investments-103.1%			$809,089,407

Liabilities in Excess of Other Assets—(3.1)%			(24,677,585)

Net Assets—100.0%			$784,411,822

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At June 30, 2007, these securities amounted to $561,388,000 or approximately 71.6% of net assets.
(b)	All or portion represents a forward commitment.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternate Minimum Tax
CIFG	—	CDC IXIS Financial Guarantee
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDB	—	Industrial Development Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt California Portfolio
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California—104.4%
Abag Finance Authority VRDN RB for Menlo School Series 2003 (Allied Irish Bank PLC LOC) (VMIG1)
$13,700,000	3.650%	07/05/07	$13,700,000
ABN AMRO Munitops GO VRDN Non-AMT Trust Certificates (Chabot-Las Positas) Series 2004-12 (MBIA) (ABN Amro Bank N.V. Spa) (VMIG1)(a)
9,950,000	3.730	07/05/07	9,950,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2005 (AMBAC) (ABN Amro Bank N.V. Spa) (VMIG1)(a)
5,000,000	3.740	07/05/07	5,000,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2005-32 (AMBAC) (ABN Amro Bank N.V. Spa) (F1+)(a)
12,000,000	3.740	07/05/07	12,000,000
Austin Trust GO VRDN Series 2007-142 (MBIA) (Bank of America N.A. SPA) (A-1+)(a)
2,555,000	3.740	07/05/07	2,555,000
Austin Trust VRDN RB Series 2007-154 (FGIC) (Bank of America N.A.) (A-1+)(a)
3,955,000	3.740	07/05/07	3,955,000
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2007-0053 A (Landesbank Hessen Thueringen SPA) (A-1)(a)
3,465,000	3.730	07/05/07	3,465,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS-RR-II-R-6095 Series 2007 (Citigroup Financial Products) (A-1+)(a)
5,000,000	3.740	07/05/07	5,000,000
Calabasas COPS Floaters Series 1541 (AMBAC) (Morgan Stanley Municipal Products) (A-1)(a)
4,980,000	3.750	07/05/07	4,980,000
California Communities Note Program TRANS Series 2007 A2 (SP-1+/ MIG1)(b)
11,800,000	4.500	06/30/08	11,894,378
California Communities Note Program TRANS Series 2007 A3 (SP-1+/ MIG1)(b)
8,000,000	4.500	06/30/08	8,065,500
California Educational Facilities Authority VRDN RB Eagle Series 2006-0031 Class A (Citibank N.A. SPA) (A-1+)(a)
5,825,000	3.750	07/05/07	5,825,000
California Educational Facilities Authority VRDN RB for STARS Series 2006-146 (BNP Paribas SPA) (VMIG1)(a)
8,740,000	3.740	07/05/07	8,740,000
California Educational Facilities Authority VRDN RB for University of Southern California Series 2005-1126 (Morgan Stanley SPA) (VMIG1)(a)
6,925,000	3.750	07/05/07	6,925,000
California Educational Facilities Authority VRDN RB ROCS-RR-II-R-11064 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,000,000	3.740	07/05/07	3,000,000
California Educational Facilities Authority VRDN RB Series 2001-1816 (Morgan Stanley SPA) (VMIG1)(a)
1,913,500	3.750	07/05/07	1,913,500
California Educational Facilities Authority VRDN RB Series 2001-487 (Morgan Stanley SPA) (A-1) (a)
2,000,000	3.750	07/05/07	2,000,000
California Educational Facilities Authority VRDN RB Series 2007-1905 (Morgan Stanley SPA) (F1+) (a)
9,000,000	3.750	07/05/07	9,000,000
California Health Facilities Financing Authority VRDN RB Series 2007-1802 (Morgan Stanley SPA) (VMIG1)(a)
5,000,000	3.750	07/05/07	5,000,000
California Health Facilities Financing Authority VRDN RB Floater Certificates Series 1998-26 (FSA) (Morgan Stanley SPA) (A-1)(a)
1,800,000	3.750	07/05/07	1,800,000
California Health Facilities Financing Authority VRDN RB for Adventist Insured Hospital Series 1998 A (MBIA) (California State Teachers Retirement SPA) (A-1+/ VMIG1)
1,600,000	3.810	07/02/07	1,600,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C (A-1)
1,000,000	3.750	07/04/07	1,000,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2001 A (A-1+/ VMIG1) (Bank One)
3,100,000	3.750	07/04/07	3,100,000
California Health Facilities Financing Authority VRDN RB Series 2007-1754 (Morgan Stanley N.A. SPA) (VMIG1)(a)
10,000,000	3.750	07/05/07	10,000,000
California Health Facilities Financing Authority VRDN RB Series 2007-1858 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
3,350,000	3.750	07/05/07	3,350,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 B (A-1+/ VMIG1)
1,475,000	3.810	07/02/07	1,475,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 D (A-1+/ VMIG1)
4,300,000	3.810	07/02/07	4,300,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-4 (Bayerische Landesbank) (A-1+/VMIG1)
2,850,000	3.820	07/02/07	2,850,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-5 (Westdeutsche Landesbank LOC/ Bayerische Landesbank) (A-1+/ VMIG1)
1,840,000	3.810	07/02/07	1,840,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 Subseries B-3 (Bank of New York LOC) (A-1+/ VMIG1)
19,065,000	3.850	07/02/07	19,065,000
California State Department of Water Resources Power Supply VRDN RB Subseries 2005 F-3 (Bank of New York LOC/ California Public Employees Retirement System LOC) (VMIG1)
4,975,000	3.790	07/02/07	4,975,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
California State Department of Water Resources Power Supply VRDN RB Subseries 2005 F-4 (Bank of America N.A. LOC) (A-1+/ VMIG1)
$5,280,000	3.790%	07/02/07	$5,280,000
California State Economic Recovery VRDN RB Series 2004 C-2 (Bank of America N.A. SPA) (A-1+/ VMIG1)
9,810,000	3.810	07/02/07	9,810,000
California State Economic Recovery VRDN RB Series 2004 C-3 (Landesbank Hessen Thueringen SPA) (A-1+/ VMIG1)
5,900,000	3.810	07/02/07	5,900,000
California State Economic Recovery VRDN RB Series 2004 C-8 (Lloyds TSB Bank PLC LOC) (A-1+/ VMIG1)
10,000,000	3.850	07/02/07	10,000,000
California State Economic Recovery VRDN RB Series 2004 C-9 (Bank of Nova Scotia LOC) (A-1+/ VMIG1)
1,100,000	3.850	07/02/07	1,100,000
California State GO VRDN for Kindergarten University Series 2004 A-3 (Citibank N.A. SPA) (California State Teacher Retirement SPA) (A-1+/ VMIG1)
2,300,000	3.800	07/02/07	2,300,000
California State GO VRDN for Kindergarten University Series 2004 B-2 (Citibank N.A. SPA) (State Street Corp LOC) (A-1+/ VMIG1) (National Aus Bank)
1,800,000	3.850	07/02/07	1,800,000
California State GO VRDN P-Floats-PT 1555 (FGIC-TCRS) (Merrill Lynch Capital Services SPA) (F1+) (a)
5,300,000	3.770	07/05/07	5,300,000
California State GO VRDN ROCS-RR-R-846 Series 2007 (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
4,000,000	3.740	07/05/07	4,000,000
California State Public Works Board Lease VRDN RB STARS BNP-160 Series 2006 (AMBAC) (BNP Paribas SPA) (VMIG1)(a)(b)
3,275,000	3.740	07/05/07	3,275,000
California State University VRDN RB P-Floats-PT-2660 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,160,000	3.750	07/05/07	5,160,000
California State University VRDN RB Putters Series 2006-1435 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,000,000	3.750	07/05/07	1,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A (A-1)
5,400,000	3.750	07/04/07	5,400,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (A-1)
5,200,000	3.750	07/04/07	5,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D (A-1)
2,800,000	3.750	07/04/07	2,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1)
10,300,000	3.750	07/04/07	10,300,000
City of Los Angeles GO TRANS Series 2007 (SP-1+/ MIG1)(b)
5,000,000	4.500	06/30/08	5,038,700
Contra Costa County TRANS RB Series 2006 A (SP-1+/ MIG1)
2,000,000	4.500	12/11/07	2,006,158
East Bay Municipal Utility District Water Systems VRDN RB Floaters Series 1414 (MBIA) (Morgan Stanley SPA) (A-1)(a)
4,918,000	3.750	07/05/07	4,918,000
Enhanced Return Puttable Floating Option Tax Exempt Receipts GO P-Floats-EC1044 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,990,000	3.780	07/05/07	8,990,000
Fremont Unified High School District Santa Clara County GO VRDN P-Floats-PT 2510 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
2,490,000	3.750	07/05/07	2,490,000
Grossmont-Cuyamaca Community College District GO VRDN Series 2005-1130 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
3,000,000	3.750	07/05/07	3,000,000
Huntington Beach MF Hsg. VRDN RB for Essex Huntington Breakers Series 1996 A (FHLMC LOC) (VMIG1)
14,100,000	3.690	07/04/07	14,100,000
JPMorgan Chase & Co. GO VRDN Putters Series 2007-1710P (FSA) (MBIA) (AMBAC) (JPMorgan Chase LOC) (F1+)(a)
32,050,000	3.870	07/05/07	32,050,000
Lehman Municipal Trust Receipts Metropolitan Water District VRDN Series 2006 K81 (Lehman Brothers SPA) (VMIG1)(a)
4,000,000	3.740	07/04/07	4,000,000
Los Angeles County GO TRANS Series 2007 (SP-1+/ MIG1)
5,000,000	4.500	6/30/2008	5,042,200
Los Angeles County Housing Authority Multifamily Housing VRDN Refunding RB for Malibu Meadows II Series 1998 C (FNMA) (A-1+)
1,500,000	3.690	07/05/07	1,500,000
Los Angeles County Housing Authority VRDN RB for Malibu Canyon Apartments Project Series 1985 B (FHLMC LOC) (A-1+)
5,700,000	3.650	07/03/07	5,700,000
Los Angeles Department of Water & Power System Revenue CP (Dexia Credit Local, SPA)
4,000,000	3.650	09/07/07	4,000,000
Los Angeles Department of Water & Power VRDN RB Eagle Series 2005-73026 Class A (FSA) (Landesbank Hessen Thueringen SPA) (A-1)(a)
3,200,000	3.740	07/05/07	3,200,000
Los Angeles Department of Water & Power VRDN RB Series 2005-1103 (VMIG1) (Morgan Stanley)(a)
3,275,000	3.750	07/05/07	3,275,000
Los Angeles Department of Water & Power VRDN RB Subseries 2001 B-6 (Royal Bank of Canada/ California State Teachers Retirement/ California Public Employees Retirement System LOC) (A-1+/VMIG1)
9,100,000	3.810	07/02/07	9,100,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt California Portfolio (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Los Angeles Department of Water & Power Waterworks VRDN RB Subseries 2001 B-2 (Banco Bilbao Vizcaya SPA) (A-1+/VMIGI)
$2,200,000	3.700%	07/02/07	$2,200,000
Los Angeles Municipal Improvement Corp. CP Series 2004 (Bank of America N.A. LOC) (A-1+/ P-1)
2,750,000	3.700	08/08/07	2,750,000
3,000,000	3.580	08/10/07	3,000,000
Los Angeles Municipal Improvement Corp. CP Series 2005 (Bank of America N.A. LOC) (A-1+/ P-1)
1,500,000	3.550	07/09/07	1,500,000
Los Angeles Municipal Improvement Corp. CP Series 2006 (Bank of America N.A. LOC) (A-1+/ P-1)
5,000,000	3.650	08/14/07	5,000,000
Los Angeles Unified School District GO VRDN Eagle Series 2003-0049 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
5,100,000	3.750	07/05/07	5,100,000
Los Angeles Wastewater Systems VRDN RB Eagle Series 2003-0033 A (FSA) (Citibank N.A. SPA) (A-1+) (a)
2,870,000	3.750	07/05/07	2,870,000
Los Angeles Wastewater Systems VRDN RB Eagle Series 72005-3003 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
3,500,000	3.750	07/05/07	3,500,000
Manteca Redevelopment Agency Tax Allocation VRDN RB Series 2005 (XLCA) (State Street Bank SPA) (A-1+)
7,760,000	3.880	07/02/07	7,760,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Eagle Series 2007-0044 A (A-1) (Bayerische)(a)
4,000,000	3.730	07/05/07	4,000,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B-3 (BNP Paribas SPA) (A-1+/VMIG1)
16,400,000	3.820	07/02/07	16,400,000
MSR Public Power Agency VRDN RB for San Juan Project Series 1998 F (MBIA) (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,000,000	3.810	07/02/07	1,000,000
Municipal Security Trust Certificates VRDN RB for California Health Facilities Series 2007-325 (Bear Stearns SPA) (VMIG1)(a)
4,140,000	3.760	07/05/07	4,140,000
Municipal Security Trust Certificates VRDN RB for California State University Series 2007-314 (FSA) (Bear Stearns SPA) (VMIG1)(a)
6,000,000	3.730	07/05/07	6,000,000
Newport Mesa California Unified School District GO VRDN P-Floats-PT 2490 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,605,000	3.750	07/05/07	6,605,000
Oakland Joint Powers Financing Authority VRDN RB P-Floats-PT 2873 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1+)(a)
5,115,000	3.750	07/05/07	5,115,000
Orange County Apartment Development VRDN RB for Hidden Hills Series 1985 C (FHLMC) (VMIG1)
1,400,000	3.650	07/03/07	1,400,000
Orange County Apartment Development VRDN RB for Niguel Summit Series 1985 A (FHLMC LOC) (VMIG1)
3,000,000	3.650	07/03/07	3,000,000
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA) (A-1+)
2,230,000	3.690	07/05/07	2,230,000
Orange County Apartment Development VRDN RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA LOC) (A-1+)
4,635,000	3.690	07/04/07	4,635,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC LOC) (VMIG1)
9,400,000	3.690	07/05/07	9,400,000
Orange County Sanitation District VRDN COPS Series 2005-1032 (FGIC) (Morgan Stanley SPA) (VMIG1) (a)
1,500,000	3.750	07/05/07	1,500,000
Orange County Sanitation District VRDN COPS Series 2006 (DePfa Bank PLC SPA) (A-1+/ VMIG1)
8,350,000	3.850	07/02/07	8,350,000
Rancho Santiago Community College District GO VRDN P-Floats-PT-2550 (FSA) (Merrill Lynch Capital Series SPA) (F1+)(a)
5,615,000	3.750	07/05/07	5,615,000
Rancho Santiago Community College District VRDN Merlots Series B24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
5,000,000	3.770	07/04/07	5,000,000
Roseville Unified School District GO ROCS RR III-R 2199 Series 2005 (FGIC) (Citigroup Inc. SPA) (A-1+)(a)
7,155,000	3.740	07/05/07	7,155,000
Sacramento County Sanitation District Financing Authority VRDN RB Series 2005-1034 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,995,000	3.750	07/05/07	3,995,000
Sacramento County Sanitation District Financing Authority VRDN RB Eagle Series 2004-0037 Class A (AMBAC) (Citibank N.A. SPA) (A-1)(a)
4,000,000	3.750	07/05/07	4,000,000
San Bernardino County VRDN RB Refunding for Evergreen Apartments Series 1999 A (FNMA LOC) (A-1+)
16,600,000	3.690	07/05/07	16,600,000
San Diego County Transportation Commission CP (JP Morgan Chase & Co. SPA) (A-1+/ P-1)
2,900,000	3.690	10/11/07	2,900,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
San Diego County Water Authority CP (Bayerische Landesbank SPA) (A-1+/ P-1)
$6,500,000	3.570%	07/13/07	$6,500,000
5,000,000	3.680	10/11/07	5,000,000
2,000,000	3.670	10/16/07	2,000,000
San Diego Unified School District GO TRANS Series 2006 A (SP-1+/ MIG1)
2,000,000	4.500	07/24/07	2,000,970
San Diego Unified School District GO TRANS Series 2006-1499 (FSA) (Morgan Stanley SPA) (A-1)(a)
3,500,000	3.750	07/05/07	3,500,000
San Francisco Transportation CP Series 2006 A (Landesbank Baden-Wurttemberg SPA) (A-1+/ P-1)
7,500,000	3.600	08/08/07	7,500,000
San Franciso Public Utilities Commission Wastewater CP (BNP Paribas) (A-1/ P-1)
2,000,000	3.650	08/09/07	2,000,000
San Jose Financing Authority Lease VRDN RB Putters Series 1280Z (AMBAC) (JPMorgan & Chase Co. SPA) (VMIG1)(a)
1,095,000	3.750	07/05/07	1,095,000
University of California Regents Medical Center VRDN RB Putters Series 2007-1689 (MBIA) (JPMorgan & Chase Co. SPA) (VMIG1)(a)
2,500,000	3.750	07/05/07	2,500,000
University of California VRDN RB Floater Certificates Series 2001-479 (MBIA) (Morgan Stanley) (VMIG1)(a)
1,150,000	3.750	07/05/07	1,150,000
University of California VRDN RB Floaters Series 2005-1198 (Morgan Stanley SPA) (A-1)(a)
2,000,000	3.750	07/05/07	2,000,000
University of California VRDN RB P-Floats-PT 1859 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (A-1+)(a)
6,525,000	3.750	07/05/07	6,525,000
University of California VRDN RB Putters Series 2005-1139 (FGIC) (JP Morgan & Chase Co. SPA) (VMIG1)(a)
3,005,000	3.750	07/05/07	3,005,000
University of California VRDN RB Putters Series 2007-1671 (JPMorgan & Chase Co. SPA) (VMIG1) (a)
2,565,000	3.750	07/05/07	2,565,000
University of California VRDN RB ROCS RR II-R 449 (FGIC) (Citibank N.A. SPA (VMIG1)(a)
3,750,000	3.740	07/05/07	3,750,000
Yosemite Community College District VRDN P-Floats-PT 2748 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,825,000	3.750	07/05/07	5,825,000

Total Investments—104.4%			$574,994,406

Liabilities in Excess of Other Assets—(4.4)%			(24,434,395)

Net Assets—100.0%			$550,560,011

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At June 30, 2007, these securities amounted to $281,626,500 or approximately 51.2% of net assets.
(b)	All or portion represents a forward commitment.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co.—Transferable Custodial Receipts
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt New York Portfolio
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York—98.2%
Austin Trust Certificates VRDN RB for Bank of America Series 2007-128 (Bank of America N.A. SPA) (A-1+)(a)
$1,000,000	3.770%	07/05/07	$1,000,000
Battery Park City Authority VRDN RB P-Floats-PT 2057 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
3,295,000	3.770	07/05/07	3,295,000
Eclipse Funding Trust VRDN RB for Port Authority of New York & New Jersey Solar Eclipse Series 2006-0016 (XLCA) (U.S. Bank N.A SPA) (VMIG1)(a)
4,965,000	3.750	07/05/07	4,965,000
Enhanced Return Puttable Floating Option Series 2007-1036 (Merrill Lynch Capital Services SPA) (F1+)(a)
2,400,000	3.810	07/06/07	2,400,000
Jay Street Development Corporation Certificates Facilities Lease VRDN RB Series 2001-A1 (Fleet National Bank LOC) (A-1+/VMIG1)
3,920,000	3.690	07/04/07	3,920,000
Lehman Municipal Trust Receipts VRDN RB for Dormitory Trust Series 2006-P44U (Lehman Brothers Holdings, Inc.) (A-1/ VMIG1)(a)
3,600,000	3.720	07/04/07	3,600,000
Long Island Power Authority Electric System VRDN RB P-Float PA 1150 Series 2003 (CIFG) (Merrill Lynch Capital Services) (F1+)(a)
3,000,000	3.760	07/06/07	3,000,000
Long Island Power Authority Electric System VRDN RB Putter Series 1386 (FGIC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,595,000	3.770	07/05/07	1,595,000
Long Island Power Authority Electric System VRDN RB ROCS RR II R-715 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
2,500,000	3.780	07/05/07	2,500,000
Long Island Power Authority Electric System VRDN RB Series 1428 (FGIC) (Morgan Stanley SPA) (A-1)(a)
5,000,000	3.780	07/05/07	5,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1B RMKT 05/23/03 (State Street Bank & Trust Co. LOC) (A-1+/ VMIG1)
2,700,000	3.840	07/02/07	2,700,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 2B (Bayerische Landesbank LOC) (A-1+/VGMIG1)
1,200,000	3.750	07/02/07	1,200,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2303 (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.790	07/05/07	5,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002-6023 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.790	07/05/07	5,000,000
Metropolitan Transportation Authority VRDN RB Merlots Series B26 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,585,000	3.790	07/04/07	4,585,000
Municipal Assistance Corp. for the City of New York Series 1997 H
1,500,000	6.250	07/02/07	1,500,101
Municipal Securities Trust Certificates VRDN RB Series 2000-109 Class A (Bear Stearns Capital Markets) (VMIG1)(a)
10,600,000	3.930	07/02/07	10,600,000
Municipal Security Trust Certificates VRDN RB Series 2007-3068 Class A (FSA) (Bear Stearns Capital Markets SPA) (A-1)(a)
2,000,000	3.930	07/02/07	2,000,000
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (JPMorgan Chase & Co. SPA) (A-1+)
2,925,000	3.840	07/02/07	2,925,000
New York City Civic Facility IDA VRDN RB for Ethical Culture School Project Series 2005 A (XLCA) (Dexia Credit Local SPA) (A-1+)
4,165,000	3.710	07/05/07	4,165,000
New York City GO VRDN Putters Series 2006-1341 (MBIA-IBC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,825,000	3.770	07/05/07	1,825,000
New York City Housing Development Corporation MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
10,910,000	3.730	07/04/07	10,910,000
New York City Municipal Water Finance Authority CP (Westdeutsche Landesbank and Bayerische Landesbank SPA)
2,000,000	3.700	08/08/07	2,000,000
New York City Municipal Water Finance Authority CP Series 1 (Dexia Credit Local) (JPMorgan Chase & Co. SPA)
2,000,000	3.740	09/07/07	2,000,000
New York City Municipal Water Finance Authority CP Series 5 (Westdeutsche Landesbank and Bayerische Landesbank SPA)
4,500,000	3.650	09/07/07	4,500,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA)
2,000,000	3.770	08/23/07	2,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Floaters Series 2007-1695 (Morgan Stanley N.A. SPA) (A-1)(a)
1,096,000	3.780	07/05/07	1,096,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1289 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
1,865,000	3.770	07/05/07	1,865,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB ROCS RR II R-406 Series 2005 (Citibank N.A. SPA) (A-1+)(a)
400,000	3.780	07/05/07	400,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Transitional Finance Authority Eagle Trust VRDN Class A (Citibank N.A. SPA) (A-1+) (a)
$3,890,000	3.790%	07/05/07	$3,890,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Subseries 2002 C2 (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
3,400,000	3.840	07/02/07	3,400,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 1C (JPMorgan Chase Bank) (A-1+/VMIG1)
1,250,000	3.850	07/02/07	1,250,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 1D (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
1,685,000	3.840	07/02/07	1,685,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3H (Royal Bank of Canada SPA) (A-1+/VMIG1)
2,000,000	3.850	07/02/07	2,000,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA) (A-1+)
7,205,000	3.770	07/05/07	7,205,000
New York City Trust Cultural Resources VRDN RB P-Floats-PA 1302 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
5,835,000	3.770	07/05/07	5,835,000
New York Convention Center Development Corp. VRDN RB Floaters Series 2006-1007 (AMBAC) (Bank of New York SPA) (A-1+)(a)
13,795,000	3.750	07/05/07	13,795,000
New York Stars GO VRDN Series 2006-156 (BNP Paribas LOC) (VMIG1)(a)
15,355,000	3.770	07/05/07	15,355,000
New York State Dormitory Authority CP for Columbia University Series 2002 C (A-1+)
2,000,000	3.720	09/12/07	2,000,000
New York State Dormitory Authority CP for Cornell University Series 2005 (A-1+/P-1)
4,755,000	3.630	08/08/07	4,755,000
3,000,000	3.700	08/08/07	3,000,000
4,000,000	3.630	08/09/07	4,000,000
New York State Dormitory Authority RB Non State Supported Debt for Cornell University Series 2006 A (AA+)
1,250,000	4.500	07/01/07	1,250,027
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
30,000	3.840	06/29/07	30,000
New York State Dormitory Authority VRDN RB for Eagle 2006-0025 Class A Series 2006 (Citibank N.A.) (A-1+)(a)
3,000,000	3.790	07/05/07	3,000,000
New York State Dormitory Authority VRDN RB for P-Floats-PA 1196 Series 2003 (Merrill Lynch Capital Services SPA) (A-1+)(a)
5,795,000	3.770	07/05/07	5,795,000
New York State Dormitory Authority VRDN RB ROCS RR II R 4558 for Yeshiva University Series 2004 (AMBAC) (Citigroup Global Markets SPA) (VMIG1)(a)
2,470,000	3.780	07/05/07	2,470,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 1424 (Morgan Stanley) (A-1) (a)
10,000,000	3.780	07/05/07	10,000,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2005-1216 (Morgan Stanley) (A-1)(a)
1,600,000	3.780	07/05/07	1,600,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2006 (Lehman Brothers Holdings, Inc.) (VMIG1)(a)
6,100,000	3.720	07/04/07	6,100,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank) (A-1)(a)
1,770,000	3.770	07/05/07	1,770,000
New York State Environmental CP Series 1997 A (Bayerische Landesbank and Landesbank Hessen-Thueringen LOC)
3,000,000	3.630	07/11/07	3,000,000
3,000,000	3.670	07/11/07	3,000,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Merlots Series 2004 B-20 (Wachovia Bank N.A. SPA) (A-1)(a)
3,370,000	3.790	07/04/07	3,370,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking ROCS RR II R 7031 (Citigroup Financial Products) (VMIG1)(a)
4,790,000	3.780	07/05/07	4,790,000
New York State GO VRDN Series 2000 B (Dexia Credit Local LOC) (A-1+/ VMIG1)
980,000	3.580	07/12/07	980,000
New York State GO VRDN Series 2004 Subseries H-1 (Bank of New York LOC) (A-1+/ VMIG1)(a)
1,140,000	3.870	07/02/07	1,140,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Housing Authority Series 2004 A (Bank of New York LOC) (VMIG1)
6,000,000	3.720	07/04/07	6,000,000
New York State Housing Finance Agency VRDN RB for North End RMKT (FNMA) (VMIG1)
10,700,000	3.770	07/04/07	10,700,000
New York State Local Government Assistance Corp. VRDN RB Floating Rate Receipts Series 1997 SG-99 (AMBAC) (Societe Generale SPA) (A-1+)(a)
1,250,000	3.730	07/05/07	1,250,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt New York Portfolio (continued)
June 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Local Government Assistance Corp. VRDN RB for P-Floats-PT 3451 Series 2006 (MBIA-IBC) (Dexia Credit Local LOC) (F1+)(a)
$2,200,000	3.760%	07/05/07	$2,200,000
New York State Local Government Assistance Corp. VRDN RB P-Floats-PT 410 Series 2000 (FGIC) (Lloyds TSB Bank PLC SPA) (A-1+)(a)
8,000,000	3.770	07/06/07	8,000,000
New York State Local Government Assistance Corp. VRDN RB Refunding Sub-Lien Series 2003 3V (FGIC) (Landesbank Baden-Wurttemberg) (A-1+)
1,165,000	3.760	07/04/07	1,165,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (GO of Corp.) (Bayerische Landesbank and Westdeutsche Landesbank LOC) (A-1+/ VMIG1)
950,000	3.730	07/04/07	950,000
New York State Power Authority CP Series 2 (Bank of Novia Scotia, JPMorgan Chase & Co., State Street Bank and Trust, Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank N.A. and Bank of New York SPA)
6,000,000	3.750	08/22/07	6,000,000
5,000,000	3.750	09/11/07	5,000,000
New York State Power Authority CP Series 8 (Bank of Novia Scotia, JPMorgan Chase & Co., State Street Bank and Trust, Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank N.A. and Bank of New York SPA)
2,800,000	3.650	09/10/07	2,800,000
New York State Thruway Authority VRDN RB 1921 Series 2007 (A-1)(a)
2,000,000	3.780	07/05/07	2,000,000
New York State Thruway Authority VRDN RB Merlots H-02 Series 2007 (AMBAC) (Wachovia Bank SPA) (A-1+)(a)
1,860,000	3.780	07/04/07	1,860,000
New York State Thruway Authority VRDN RB P-Floats-PA 1328 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
2,550,000	3.770	07/05/07	2,550,000
New York State Thruway Authority VRDN RB Putter Series 2002-330 (JPMorgan Chase & Co.) (A-1+) (a)
6,015,000	3.700	07/05/07	6,015,000
Oneida County IDA VRDN RB for Civic Facility-Hamilton College Series 2002 (MBIA) (Bank of New York SPA) (VMIG1)
1,335,000	3.680	07/04/07	1,335,000
Orange County GO VRDN Series 2005-885 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,195,000	3.770	07/05/07	1,195,000
Port Authority of New York & New Jersey CP Series 2005 B (Landesbank Hessen-Thueringen SPA)
5,000,000	3.700	09/12/07	5,000,000
Port Authority of New York & New Jersey VRDN RB Series 2007 1928 (GO OF AUTH) (A-1)(a)(b)
2,000,000	3.770	07/05/07	2,000,000
Port Authority of New York & New Jersey VRDN RN for Putters Series 1546 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	3.770	07/05/07	2,000,000
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Project Series 1997 A (A-1/ VMIG1)
5,705,000	3.730	07/05/07	5,705,000
Suffolk County TANS (SP-1+/ MIG1)
5,500,000	4.250	08/16/07	5,504,499
Tompkins County IDA VRDN RB for Ithaca College Project Series 2004 (XCLA) (Bank of America N.A. SPA) (VMIG1)
4,000,000	3.700	07/05/07	4,000,000
Tompkins County IDA VRDN RB for Ithaca College Project Series 2005 B (XCLA) (HSBC Bank N.A. SPA) (VMIG1)
3,000,000	3.700	07/05/07	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2006-1449 (Morgan Stanley SPA) (F1+)(a)
3,900,000	3.780	07/05/07	3,900,000

			$304,140,627

Puerto Rico—1.0%
Commonwealth of Puerto Rico TRANS Series 2006 (Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank, Banco Bilbao and Banco Santand LOC) (SP-1+/ MIG1)
$3,000,000	4.500%	07/30/07	$3,002,255

Total Investments—99.2%			$307,142,882

Other Assets in Excess of Liabilities—0.8%			2,451,401

Net Assets—100.0%			$309,594,283

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At June 30, 2007, these securities amounted to $171,606,000 or approximately 55.4% of net assets.
(b)	All or portion represents a forward commitment.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investors Service/Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
CIFG	—	CDC IXIS Financial Guarantee
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance— Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Portfolios
June 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
Joint Repurchase Agreement Account I— At June 30, 2007, the Treasury Obligations Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $365,800,000 in principal amount.

Repurchase Agreements	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Barclays Capital PLC	$500,000,000	4.50%	07/02/07	$500,187,500

Bear Stearns	1,700,000,000	4.30	07/02/07	1,700,609,167

Citigroup Global Markets, Inc.	500,000,000	4.00	07/02/07	500,166,667

Citigroup Global Markets, Inc.	500,000,000	4.25	07/02/07	500,177,083

Deutsche Bank Securities, Inc.	750,000,000	4.45	07/02/07	750,278,125

JPMorgan Securities, Inc.	1,250,000,000	4.40	07/02/07	1,250,458,333

Lehman Brothers Holdings, Inc.	500,000,000	4.25	07/02/07	500,177,083

Merrill Lynch	100,000,000	4.00	07/02/07	100,033,333

Morgan Stanley	493,500,000	4.35	07/02/07	493,678,894

TOTAL	$6,293,500,000			$6,295,766,185

At June 30, 2007, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.000%, due 07/05/07 to 12/27/07; U.S. Treasury Bonds, 0.000% to 13.250%, due 01/15/14 to 05/15/16; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 07/15/07 to 08/15/33; U.S. Treasury Notes, 2.625% to 6.500%, due 07/31/07 to 08/15/16 and U.S. Principal-Only Stripped Securities, 0.000% to 8.750%, due 01/15/08 to 05/15/17. The aggregate market value of the collateral, including accrued interest, was $6,419,377,569.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION (continued)
Joint Repurchase Agreement Account II— At June 30, 2007, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Portfolio	Principal Amount

Prime Obligations	$144,000,000

Money Market	41,700,000

Repurchase Agreements	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	5.36%	07/02/07	$1,000,446,667

Barclays Capital PLC	1,000,000,000	5.38	07/02/07	1,000,448,333

Bear Stearns	750,000,000	5.40	07/02/07	750,337,500

Citigroup Global Markets, Inc.	1,500,000,000	5.40	07/02/07	1,500,675,000

Credit Suisse Securities (USA) LLC	250,000,000	5.38	07/02/07	250,112,083

Deutsche Bank Securities, Inc.	100,000,000	5.25	07/02/07	100,043,750

Deutsche Bank Securities, Inc.	2,000,000,000	5.35	07/02/07	2,000,891,667

Greenwich Capital Markets	500,000,000	5.38	07/02/07	500,224,167

Lehman Brothers Holdings, Inc.	250,000,000	5.29	07/02/07	250,110,208

Lehman Brothers Holdings, Inc.	250,000,000	5.30	07/02/07	250,110,417

UBS Securities LLC	100,000,000	5.35	07/02/07	100,044,583

Wachovia Capital Markets	250,000,000	5.40	07/02/07	250,112,500

TOTAL	$7,950,000,000			$7,953,556,875

At June 30, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 5.000% to 6.000%, due 06/14/13 to 08/15/19; Federal Home Loan Mortgage Association, 3.500% to 8.000%, due 01/01/08 to 02/01/46; Federal National Mortgage Association, 0.000% to 11.500%, due 01/01/08 to 06/01/47; Government National Mortgage Association, 4.500% to 8.500%, due 07/15/09 to 06/15/37. The aggregate market value of the collateral, including accrued interest, was $8,144,019,914.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Assets and Liabilities
June 30, 2007 (Unaudited)

	Prime	Money	Treasury
	Obligations	Market	Obligations
	Portfolio	Portfolio	Portfolio

Assets:
Investments in securities, at value based on amortized cost— unaffiliated issuers	$583,450,372	$336,005,599	$—
Repurchase agreements, at value based on amortized cost— unaffiliated issuers	154,000,000	51,700,000	482,000,000
Repurchase agreements, at value based on amortized cost— affiliated issuers	—	—	70,000,000
Cash	25,153	30,668	87,686
Receivables:
Investment securities sold	—	—	—
Interest	1,466,466	1,408,010	1,626,579
Portfolio shares sold	—	1,372,689	—
Reimbursement from investment adviser	9,158	32,473	6,755
Other assets	5,583	918	1,402

Total assets	738,956,732	390,550,357	553,722,422

Liabilities:
Due to custodian	—	—	—
Payables:
Investment securities purchased	—	—	—
Dividend distribution	432,413	60,027	1,953,889
Amounts owed to affiliates	306,479	122,590	181,640
Portfolio shares repurchased	—	997,766	—
Accrued expenses and other liabilities	292,947	127,391	256,385

Total liabilities	1,031,839	1,307,774	2,391,914

Net Assets:
Paid-in capital	737,942,222	389,263,281	551,341,813
Undistributed (distributions in excess of) net investment income	1,963	(21,392)	235,472
Accumulated net realized gain (loss) on investment transactions	(19,292)	694	(246,777)

Net assets	$737,924,893	$389,242,583	$551,330,508

Net asset value, offering and redemption price per unit/share	$1.00	$1.00	$1.00

Net Assets:
ILA Units	$153,775,128	$340,354,240	$25,238,318
ILA Administration Units	84,239,464	8,663,495	276,479
ILA Service Units	411,996,695	40,223,764	497,424,456
ILA Class B Units	28,952,952	—	—
ILA Class C Units	47,285,819	—	—
ILA Cash Management Shares	11,674,835	1,084	28,391,255

Units/ Shares outstanding:
ILA Units	153,781,218	340,368,416	25,238,886
ILA Administration Units	84,241,492	8,663,951	276,484
ILA Service Units	412,001,036	40,229,830	497,434,549
ILA Class B Units	28,953,264	—	—
ILA Class C Units	47,286,083	—	—
ILA Cash Management Shares	11,675,090	1,084	28,391,894

Total units/shares of beneficial interest outstanding, $0.001 par value (unlimited number of units/shares authorized)	737,938,183	389,263,281	551,341,813

The accompanying notes are an integral part of these financial statements.

Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$377,599,547	$1,908,078,466	$809,089,407	$574,994,406	$307,142,882
—	—	—	—	—
—	—	—	—	—
21,351	97,580	—	406,560	2,043,405

46,869,183	—	3,028,933	2,000,820	—
323,273	7,651,864	5,356,621	3,622,763	2,591,530
—	—	—	—	—
—	—	30,045	2,971	14,458
—	2,976	—	1,594	1,857

424,813,354	1,915,830,886	817,505,006	581,029,114	311,794,132

—	—	981,997	—	—

46,819,494	—	31,509,956	30,040,778	2,000,000
1,197,100	140,464	125,996	136,666	8,275
123,184	830,091	322,694	223,831	129,565
—	—	2,181	—	—
226,503	134,313	150,360	67,828	62,009

48,366,281	1,104,868	33,093,184	30,469,103	2,199,849

376,427,952	1,914,745,414	784,445,319	550,591,159	309,614,068
(87,720)	125,084	(18,610)	(14,001)	(13,648)
106,841	(144,480)	(14,887)	(17,147)	(6,137)

$376,447,073	$1,914,726,018	$784,411,822	$550,560,011	$309,594,283

$1.00	$1.00	$1.00	$1.00	$1.00

$3,783,651	$39,802,773	$151,478,928	$137,301,498	$46,789,365
22,224,580	1,800,286,065	616,281,408	413,255,785	262,342,168
348,777,012	74,369,207	15,910,764	1,711	461,743
—	—	—	—	—
—	—	—	—	—
1,661,830	267,973	740,722	1,017	1,007

3,783,510	39,803,148	151,447,640	137,298,390	46,791,129
22,223,620	1,800,303,487	616,141,482	413,241,054	262,352,061
348,759,013	74,370,804	15,905,874	1,711	461,760
—	—	—	—	—
—	—	—	—	—
1,661,809	267,975	740,225	1,018	1,010

376,427,952	1,914,745,414	784,235,221	550,542,173	309,605,960

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

	Prime	Money	Treasury
	Obligations	Market	Obligations
	Portfolio	Portfolio	Portfolio

Investment income:
Interest income—unaffiliated	$18,151,687	$12,146,831	$16,619,236
Interest income—affiliated	—	—	16,528

Total investment income	18,151,687	12,146,831	16,635,764

Expenses:
Portfolio-Level Expenses:
Management fees	1,182,042	790,378	1,110,821
Transfer Agent fees	135,091	90,329	126,951
Custody and accounting fees	56,022	24,646	48,349
Professional fees	39,649	31,942	30,506
Registration fees	47,254	25,927	34,292
Printing fees	19,165	20,419	13,089
Shareholder meeting expense	17,292	23,145	12,408
Trustee fees	9,719	9,719	9,719
Other	10,008	75,819	22,852

Subtotal	1,516,242	1,092,324	1,408,987
Class Specific Expenses:
Service Unit fees	605,177	261,591	1,133,557
Administration Unit fees	59,411	7,445	163
Distribution and Service fees—Class B and Class C units	183,951	—	—
Distribution—Cash Management Shares	24,605	3	89,691
Cash Management Share fees	24,605	3	89,691

Total expenses	2,413,991	1,361,366	2,722,089
Less— expense reductions	(63,480)	(89,723)	(96,934)

Net expenses	2,350,511	1,271,643	2,625,155

Net investment income	15,801,176	10,875,188	14,010,609

Net realized gain (loss) on investment transactions	(1,806)	694	—

Net increase in net assets resulting from operations	$15,799,370	$10,875,882	$14,010,609

The accompanying notes are an integral part of these financial statements.

Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$7,926,035	$50,516,695	$13,714,234	$9,317,344	$6,732,769
—	—	—	—	—

7,926,035	50,516,695	13,714,234	9,317,344	6,732,769

558,558	3,352,854	1,287,928	900,690	644,105
63,835	383,184	147,192	102,936	73,612
34,277	96,315	48,770	42,605	34,528
32,605	35,409	39,618	31,081	35,058
33,065	25,971	19,525	16,038	12,475
10,316	25,612	40,808	12,803	13,498
12,045	24,607	17,881	15,366	13,393
9,719	9,719	9,719	9,719	9,719
10,184	52,999	53,001	6,379	4,657

764,604	4,006,670	1,664,442	1,137,617	841,045

575,319	292,947	40,014	4	909
17,694	1,298,831	433,579	295,650	238,002
—	—	—	—	—
8,084	639	3,370	3	169
8,084	639	3,370	3	169

1,373,785	5,599,726	2,144,775	1,433,277	1,080,294
(70,530)	(8,496)	(57,563)	(7,262)	(31,363)

1,303,255	5,591,230	2,087,212	1,426,015	1,048,931

6,622,780	44,925,465	11,627,022	7,891,329	5,683,838

152,767	5,131	(14,887)	(17,147)	(6,137)

$6,775,547	$44,930,596	$11,612,135	$7,874,182	$5,677,701

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets

	Prime Obligations Portfolio

	For the
	Six Months
	Ended	For the
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

From operations:
Net investment income	$15,801,176	$24,726,941
Net realized gain (loss) on investment transactions	(1,806)	(9,878)

Net increase in net assets resulting from operations	15,799,370	24,717,063

Distributions to unit/shareholders:
From net investment income
ILA Units	(6,105,681)	(8,572,699)
ILA Administration Units	(1,898,717)	(3,772,593)
ILA Service Units	(6,872,309)	(11,039,567)
ILA Class B Units	(183,967)	(403,496)
ILA Class C Units	(540,856)	(675,527)
ILA Cash Management Shares	(215,169)	(253,181)

Total distributions to unit/shareholders	(15,816,699)	(24,717,063)

From unit/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	1,132,943,434	1,684,234,581
Proceeds received in connection with merger	120,763,136	—
Reinvestment of dividends and distributions	14,045,371	21,937,582
Cost of units/shares repurchased	(1,203,083,461)	(1,544,637,255)

Net increase (decrease) in net assets resulting from share transactions	64,668,480	161,534,908

Net increase (decrease)	64,651,151	161,534,908

Net assets:
Beginning of period	673,273,742	511,738,834

End of period	$737,924,893	$673,273,742

Undistributed (distributions in excess of) net investment income	$1,963	$17,486

The accompanying notes are an integral part of these financial statements.

Money Market Portfolio		Treasury Obligations Portfolio		Treasury Instruments Portfolio

For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
June 30, 2007	Year Ended	June 30, 2007	Year Ended	June 30, 2007	Year Ended
(Unaudited)	December 31, 2006	(Unaudited)	December 31, 2006	(Unaudited)	December 31, 2006

$10,875,188	$61,063,342	$14,010,609	$35,810,005	$6,622,780	$14,225,631
694	29,007	—	(83,431)	152,767	(44,146)

10,875,882	61,092,349	14,010,609	35,726,574	6,775,547	14,181,485

(7,687,216)	(17,998,562)	(765,927)	(2,060,949)	(109,096)	(614,999)
(238,139)	(28,379,516)	(5,051)	(410,620)	(529,966)	(1,202,483)
(2,971,198)	(10,661,127)	(12,489,710)	(27,460,941)	(6,057,059)	(11,909,249)
—	—	—	—	—	—
—	—	—	—	—	—
(27)	(4,053,144)	(761,226)	(5,794,064)	(66,096)	(458,341)

(10,896,580)	(61,092,349)	(14,021,914)	(35,726,574)	(6,762,217)	(14,185,072)

791,879,520	4,231,521,884	1,007,562,564	1,968,089,116	753,057,605	908,246,129
—	—	—	—	—	—
9,989,084	60,477,013	178,872	1,773,785	590,757	2,104,652
(972,058,243)	(5,655,294,599)	(1,188,431,670)	(2,257,217,409)	(568,610,046)	(1,135,232,342)

(170,189,639)	(1,363,295,702)	(180,690,234)	(287,354,508)	185,038,316	(224,881,561)

(170,210,337)	(1,363,295,702)	(180,701,539)	(287,354,508)	185,051,646	(224,885,148)

559,452,920	1,922,748,622	732,032,047	1,019,386,555	191,395,427	416,280,575

$389,242,583	$559,452,920	$551,330,508	$732,032,047	$376,447,073	$191,395,427

$(21,392)	$—	$235,472	$246,777	$(87,720)	$51,717

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets

	Federal Portfolio

	For the
	Six Months
	Ended	For the
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

From operations:
Net investment income	$44,925,465	$104,228,269
Net realized gain (loss) on investment transactions	5,131	(78,818)

Net increase in net assets resulting from operations	44,930,596	104,149,451

Distributions to unit/shareholders:
From net investment income
ILA Units	(908,575)	(17,037,409)
ILA Administration Units	(41,061,238)	(75,489,554)
ILA Service Units	(2,976,318)	(8,548,347)
ILA Cash Management Shares	(5,481)	(3,069,790)
From net realized gains

ILA Units	—	—
ILA Administration Units	—	—
ILA Service Units	—	—
ILA Cash Management Shares	—	—

Total distributions to unit/shareholders	(44,951,612)	(104,145,100)

From unit/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	1,878,854,350	5,884,708,299
Reinvestment of dividends and distributions	43,758,175	102,434,691
Cost of units/shares repurchased	(1,989,752,497)	(6,599,465,624)

Net increase (decrease) in net assets resulting from share transactions	(67,139,972)	(612,322,634)

Net increase (decrease)	(67,160,988)	(612,318,283)

Net assets:
Beginning of period	1,981,887,006	2,594,205,289

End of period	$1,914,726,018	$1,981,887,006

Undistributed (distributions in excess of) net investment income	$125,084	$151,231

The accompanying notes are an integral part of these financial statements.

Tax-Exempt Diversified Portfolio		Tax-Exempt California Portfolio		Tax-Exempt New York Portfolio

For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
June 30, 2007	Year Ended	June 30, 2007	Year Ended	June 30, 2007	Year Ended
(Unaudited)	December 31, 2006	(Unaudited)	December 31, 2006	(Unaudited)	December 31, 2006

$11,627,022	$48,203,710	$7,891,329	$16,441,743	$5,683,838	$10,961,272
(14,887)	38,487	(17,147)	158,193	(6,137)	28,555

11,612,135	48,242,197	7,874,182	16,599,936	5,677,701	10,989,827

(2,250,784)	(9,987,097)	(1,922,508)	(5,036,404)	(814,063)	(1,824,779)
(9,084,868)	(35,108,350)	(5,982,779)	(10,909,454)	(4,874,635)	(8,021,075)
(289,629)	(542,624)	(24)	(45)	(6,445)	(9,187)
(18,034)	(2,565,639)	(19)	(495,840)	(898)	(1,106,231)
—	(5,057)	—	(33,474)	—	(2,902)
—	(22,974)	—	(119,183)	—	(25,765)
—	(798)	—	(1)	—	(36)
—	(110)	—	(3)	—	(119)

(11,643,315)	(48,232,649)	(7,905,330)	(16,594,404)	(5,696,041)	(10,990,094)

2,433,587,438	15,369,650,889	1,740,843,238	4,888,013,358	1,024,426,315	2,476,628,929
10,754,473	46,496,523	7,458,406	15,829,552	5,431,650	10,900,341
(2,363,034,260)	(16,863,808,950)	(1,748,898,781)	(4,949,398,395)	(1,090,523,475)	(2,482,366,585)

81,307,651	(1,447,661,538)	(597,137)	(45,555,485)	(60,665,510)	5,162,685

81,276,471	(1,447,651,990)	(628,285)	(45,549,953)	(60,683,850)	5,162,418

703,135,351	2,150,787,341	551,188,296	596,738,249	370,278,133	365,115,715

$784,411,822	$703,135,351	$550,560,011	$551,188,296	$309,594,283	$370,278,133

$(18,610)	$(2,317)	$(14,001)	$—	$(13,648)	$(1,445)

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements
June 30, 2007 (Unaudited)

1. Organization
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs— Institutional Liquid Assets Portfolios (collectively “ILA” or “Portfolios,” or individually, a “Portfolio”). ILA consists of eight Portfolios: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios. All the Portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. All ILA Portfolios offer ILA Units, ILA Administration Units, ILA Service Units and ILA Cash Management Shares. In addition, Prime Obligations offers ILA Class B and C Units. The investment objective of the Portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolios seek to provide unit/shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation—
Each Portfolio uses the amortized-cost method, as
permitted by Rule 2a-7 under the Act, for valuing

portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
B. Security Transactions and Interest Income—
Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of units/shares of the Portfolios based upon the relative proportion of settled shares of each class.
C. Federal Taxes—
It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its unit/shareholders. Accordingly, no federal tax provisions are required. Income distributions to unit/shareholders are declared and recorded daily and paid monthly by the Portfolios. Capital gain distributions, if any, are declared and paid annually.
   The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with U.S. Federal income tax rules, which may differ from U.S. generally accepted accounting principles.
   At December 31, 2006, the following Portfolios had a capital loss carryforward for U.S. Federal tax purposes of:

	Capital loss carryforward expiring:

Portfolio	2013	2014	Total

Prime Obligations	$7,608	$9,878	$17,486
Treasury Obligations	163,346	83,431	246,777
Treasury Instruments	1,780	44,146	45,926
Federal	64,779	84,832	149,611
   The above amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations. Expiration occurs on December 31 of the year indicated.
   The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for federal income tax purposes.
D. Expenses—
Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on either a straight-line and/or “pro rata” basis depending upon the nature of the expense.
   Unit/ Shareholders of Administration, Service, Class B, Class C and Cash Management Share classes bear all expenses and fees paid to service organizations under Distribution and Service and Administration and Service Plans as described in footnote 3.
E. Forward Commitment Transactions—
The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.
F. Repurchase Agreements—
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.
   Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.
3. Agreements
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as an investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees.
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)

and payable monthly, at an annual rate equal to 0.35% of each Portfolio’s average daily net assets.
   GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding Distribution and Service fees, Administration, Cash Management and Service plan fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) such that total operating expenses will not exceed 0.434% of the average daily net assets of each Portfolio. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
   For the six months ended June 30, 2007, GSAM has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Portfolios have entered into certain offset arrangements with the custodian and transfer agent resulting in a reduction in the Portfolios’ expenses. These expense reductions were as follows (in thousands):

			Transfer	CMS
	Other	Custody	Agent	Share
	Expense	Fee	Fee	Distribution
Portfolio	Reimbursements	Reductions	Reductions	Fee Waiver	Total

Prime Obligations	$33	$3	$6	$21	$63

Money Market	89	1	—	*	90

Treasury Obligations	19	1	—	77	97

Treasury Instruments	60	4	—	7	71

Federal	—	7	—	1	8

Tax-Exempt Diversified	50	5	—	3	58

Tax-Exempt California	5	2	—	*	7

Tax-Exempt New York	29	2	—	*	31

* Amount is less than $500.
   The Trust, on behalf of each Portfolio that offers Class B Units and Class C Units, has adopted a Distribution and Service Plan. Under the respective Distribution and Service Plan, Goldman Sachs is entitled to a monthly fee from each Portfolio for distribution services and personal and account maintenance fees equal to, on an annual basis, 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units which may be reallowed to Authorized Dealers.
   The Trust, on behalf of Cash Management Shares of each Portfolio, has adopted a Distribution Plan. Under the Distribution Plan, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis, 0.50% of the average daily net assets attributable to Cash Management Shares. GSAM has voluntarily agreed to waive a portion of the Distribution fees equal to 0.43%, on an annual basis, of the average daily net assets attributable to Cash Management Shares.
   Goldman Sachs acts as each ILA Portfolio’s distributor under a Distribution Agreement for which it receives no additional compensation other than amounts related to the Distribution and Service Plan except for a portion of the ILA Prime Obligations Class B and Class C Units’ contingent deferred sales charges. During the six months ended June 30, 2007, Goldman Sachs has advised the Portfolio that it retained approximately $200 and $5,800 in contingent deferred sales charges from Class B and Class C Units, respectively.
   The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans (the “Plans”). The Plans allow for Administration Units, Service Units and Cash Management Shares, to compensate service organizations including affiliates of Goldman Sachs for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units. The Plans provide for compensation to the service organizations in an amount up to 0.15%, 0.40% and 0.50%, on an annualized basis, respectively, of the average daily net asset value of the respective units/shares.
   Goldman Sachs also serves as the Transfer Agent for the Portfolios and is entitled to a fee calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each class.
   At June 30, 2007, the amounts owed to GSAM and its affiliates were as follows (in thousands):

		Distribution	Transfer
	Management	and Service	Agent	Affiliated	Over
Portfolio	Fees	Fees	Fees	Dealers	Reimbursement	Total

Prime Obligations	$184	$43	$22	$57	—	$306

Money Market	110	*	13	—	—	123

Treasury Obligations	162	1	19	—	—	182

Treasury Instruments	109	*	12	—	2	123

Federal	551	*	63	216	—	830

Tax-Exempt Diversified	225	*	26	72	—	323

Tax-Exempt California	160	*	18	46	—	224

Tax-Exempt New York	89	*	10	31	—	130

* Amount is less than $500.
4. Line of Credit Facility
The Portfolios participate in a $450,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other registered investment companies having management or investment advisory agreements with GSAM or affiliates. Under the most restrictive arrangement under the facility, each Portfolio must own securities having a market value in excess of 300% of each Portfolio’s total bank borrowings. The facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate plus a spread. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the period ended June 30, 2007, the Portfolios did not have any borrowings under the facility.
5. Portfolio Concentrations
As a result of the Tax-Exempt Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
6. Other Matters
Exemptive Orders— Pursuant to SEC exemptive orders, the Goldman Sachs money market Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.
Mergers and Reorganizations— At a meeting held on November 9, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free acquisition of the AXA Enterprise Money Market Fund by Prime Obligations. The acquisition was completed on June 25, 2007 as of the close of business June 22, 2007.
   Pursuant to the Agreement, the assets and liabilities of the AXA Enterprise Money Market Fund (“Acquired Fund”) Class B, Class C, Class A and Class Y were transferred into Prime Obligations (“Survivor Fund”) Class B, Class C and Service Class, respectively, in a tax-free exchange as follows:

			Acquired
			Fund’s
			Shares
	Exchanged		Outstanding
	Shares of	Value of	as of
	Survivor	Exchanged	June 22,
Survivor/Acquired Fund	Issued	Shares	2007

Prime Obligations Class B/
AXA Enterprise Money Market Class B	20,692,010	$20,691,977	20,692,010

Prime Obligations Class C/
AXA Enterprise Money Market Class C	9,678,595	9,679,073	9,678,595

Prime Obligations Service Class/
AXA Enterprise Money Market Class A	76,773,580	76,776,891	76,773,580

Prime Obligations Service Class/
AXA Enterprise Money Market Fund Class Y	13,614,912	13,615,195	13,614,912

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)

   The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition).

Survivor
	Survivor	Acquired	Fund’s
	Fund’s	Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets
	Net Assets	Net Assets	immediately
	before	before	after
Survivor/Acquired Fund	acquisition	acquisition	acquisition

Prime Obligations/
AXA Enterprise Money Market	$367,979,094	$120,763,136	$488,742,230

   New Accounting Pronouncement — On September 15, 2006, FASB released Statement Financial Accounting Standard No. 157 “Fair Value Measurement” (“FAS 157”) which provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The investment adviser does not believe the adoption of FAS 157 will impact the amounts reported in the financials statements, however, additional disclosures will be required.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)

7. Summary of Unit/ Share Transactions (at $1.00 per unit/share)
Unit/share activity is as follows:

	Prime Obligations Portfolio

	For the
	Six Months Ended	For the
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

ILA Units
Units sold	478,425,162	743,894,709
Reinvestment of dividends and distributions	4,590,137	6,266,300
Units repurchased	(620,128,038)	(594,618,354)

	(137,112,739)	155,542,655

ILA Administration Units
Units sold	102,138,107	242,360,920
Reinvestment of dividends and distributions	1,883,010	3,743,690
Units repurchased	(93,537,730)	(282,826,591)

	10,483,387	(36,721,981)

ILA Service Units
Units sold	434,327,363	524,295,150
Units issued in connection with merger	90,388,492	—
Units converted from ILA Class B(a)	484,886	1,121,221
Reinvestment of dividends and distributions	6,653,597	10,637,201
Units repurchased	(396,586,766)	(487,557,637)

	135,267,572	135,267,571

ILA Class B Units
Units sold	2,402,275	8,503,962
Units issued in connection with merger	20,692,010	—
Units converted to ILA Service Units(a)	(484,886)	(1,121,221)
Reinvestment of dividends and distributions	169,673	370,182
Units repurchased	(3,134,032)	(10,748,381)

	19,645,040	(2,995,458)

ILA Class C Units
Units sold	43,284,677	20,384,733
Units issued in connection with merger	9,678,595	—
Reinvestment of dividends and distributions	533,814	667,042
Units repurchased	(24,602,478)	(22,441,014)

	28,894,608	(1,389,239)

ILA Cash Management Shares
Shares sold	74,716,361	144,795,107
Reinvestment of dividends and distributions	215,140	253,167
Shares repurchased	(67,444,928)	(146,445,278)

	7,486,573	(1,397,004)

Net increase (decrease) in units/shares	64,664,441	161,534,908

(a)	Class B Units will automatically convert into Service Units on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)

7. Summary of Share Transactions (at $1.00 per unit/share) (continued)
Share activity is as follows:

	Money Market Portfolio

	For the
	Six Months Ended	For the
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

ILA Units
Units sold	191,047,011	593,363,905
Reinvestment of dividends and distributions	7,593,594	17,863,691
Units repurchased	(152,201,439)	(895,506,083)

	46,439,166	(284,278,487)

ILA Administration Units
Units sold	33,628,596	1,137,162,925
Reinvestment of dividends and distributions	25,103	28,103,108
Units repurchased	(34,561,199)	(2,103,549,128)

	(907,500)	(938,283,095)

ILA Service Units
Units sold	567,203,913	2,251,795,093
Reinvestment of dividends and distributions	2,370,360	10,457,132
Units repurchased	(785,295,032)	(2,268,746,778)

	(215,720,759)	(6,494,553)

ILA Cash Management Shares
Shares sold	—	249,199,961
Reinvestment of dividends and distributions	27	4,053,082
Shares repurchased	(573)	(387,492,610)

	(546)	(134,239,567)

Net increase (decrease) in units/shares	(170,189,639)	(1,363,295,702)

Treasury Obligations Portfolio		Treasury Instruments Portfolio		Federal Portfolio

For the	For the			For the
Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
June 30, 2007	Year Ended	June 30, 2007	Year Ended	June 30, 2007	Year Ended
(Unaudited)	December 31, 2006	(Unaudited)	December 31, 2006	(Unaudited)	December 31, 2006

331,507,916	581,598,655	17,414,422	39,955,421	124,699,719	579,450,208
160,265	1,318,477	108,695	613,990	870,708	16,967,666
(331,603,972)	(647,320,658)	(17,341,217)	(63,085,029)	(113,361,840)	(1,353,015,360)

64,209	(64,403,526)	181,900	(22,515,618)	12,208,587	(756,597,486)

1,923,582	67,047,683	42,092,664	116,305,776	1,071,606,615	3,059,483,163
2,369	398,892	410,770	1,116,221	41,058,853	75,489,050
(1,801,965)	(78,667,153)	(43,496,087)	(131,948,209)	(1,068,047,908)	(2,860,739,193)

123,986	(11,220,578)	(992,653)	(14,526,212)	44,617,560	274,233,020

656,473,585	1,165,314,264	693,545,518	709,575,500	682,406,235	2,055,154,217
11,829	52,203	5,197	2,746	1,823,134	6,908,212
(806,338,021)	(1,274,503,465)	(503,397,824)	(876,642,961)	(808,208,167)	(2,067,893,959)

(149,852,607)	(109,136,998)	190,152,891	(167,064,715)	(123,978,798)	(5,831,530)

17,657,481	154,128,514	5,000	42,409,432	141,781	190,620,711
4,409	4,213	66,096	371,695	5,480	3,069,763
(48,687,712)	(256,726,133)	(4,374,918)	(63,556,143)	(134,582)	(317,817,112)

(31,025,822)	(102,593,406)	(4,303,822)	(20,775,016)	12,679	(124,126,638)

(180,690,234)	(287,354,508)	185,038,316	(224,881,561)	(67,139,972)	(612,322,634)

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2007 (Unaudited)

7. Summary of Share Transactions (at $1.00 per unit/share) (continued)
Share activity is as follows:

	Tax-Exempt Diversified Portfolio

	For the
	Six Months Ended	For the
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

ILA Units
Units sold	87,346,409	1,566,880,331
Reinvestment of dividends and distributions	2,210,795	9,865,287
Units repurchased	(63,237,824)	(2,085,697,775)

	26,319,380	(508,952,157)

ILA Administration
Units sold	2,312,974,441	12,644,873,082
Reinvestment of dividends and distributions	8,440,679	33,949,979
Units repurchased	(2,262,380,849)	(13,466,391,671)

	59,034,271	(787,568,610)

ILA Service Units

Units sold	30,266,320	65,637,503
Reinvestment of dividends and distributions	102,997	230,275
Units repurchased	(32,197,635)	(72,453,831)

	(1,828,318)	(6,586,053)

ILA Cash Management Shares
Shares sold	3,000,267	1,092,259,973
Reinvestment of dividends and distributions	1	2,450,982
Shares repurchased	(5,217,950)	(1,239,265,673)

	(2,217,682)	(144,554,718)

Net increase (decrease) in units/shares	81,307,651	(1,447,661,538)

Tax-Exempt California Portfolio		Tax-Exempt New York Portfolio

For the		For the
Six Months Ended	For the	Six Months Ended	For the
June 30, 2007	Year Ended	June 30, 2007	Year Ended
(Unaudited)	December 31, 2006	(Unaudited)	December 31, 2006

205,847,623	766,428,889	66,172,948	292,622,917
1,774,373	4,686,742	783,596	1,789,849
(200,615,636)	(909,601,921)	(56,684,951)	(358,159,108)

7,006,360	(138,486,290)	10,271,593	(63,746,342)

1,534,994,525	3,808,388,132	957,968,548	1,951,385,664
5,683,991	10,646,888	4,640,714	7,994,921
(1,548,273,147)	(3,698,736,312)	(1,032,047,743)	(1,834,071,617)

(7,594,631)	120,298,708	(69,438,481)	125,308,968

90	179	—	2,900,000
24	45	6,444	9,223
(150)	(180)	(1,000)	(2,525,000)

(36)	44	5,444	384,223

1,000	313,196,158	284,818	229,720,348
18	495,877	897	1,106,348
(9,848)	(341,059,982)	(1,789,781)	(287,610,860)

(8,830)	(27,367,947)	(1,504,066)	(56,784,164)

(597,137)	(45,555,485)	(60,665,510)	5,162,685

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period
Prime Obligations Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income (loss)
	beginning	investment	investment	end	Total	of period	average net		average		average net		to average
Year—Unit/Share Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		net assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2007-ILA Units	$1.00	$0.025	$(0.025)	$1.00	2.48%	$153,775	0.43	%(c)	4.94	%(c)	0.45	%(c)	4.93	%(c)
2007-ILA Administration Units	1.00	0.024	(0.024)	1.00	2.40	84,239	0.58	(c)	4.79	(c)	0.60	(c)	4.78	(c)
2007-ILA Service Units	1.00	0.023	(0.023)	1.00	2.27	411,997	0.83	(c)	4.54	(c)	0.85	(c)	4.52	(c)
2007-ILA B Units	1.00	0.020	(0.020)	1.00	1.97	28,953	1.43	(c)	3.94	(c)	1.45	(c)	3.93	(c)
2007-ILA C Units	1.00	0.020	(0.020)	1.00	1.97	47,286	1.43	(c)	3.93	(c)	1.45	(c)	3.92	(c)
2007-ILA Cash Management Shares	1.00	0.022	(0.022)	1.00	2.19	11,675	1.00	(c)	4.37	(c)	1.45	(c)	3.93	(c)

For the Years Ended December 31,

2006-ILA Units	1.00	0.046	(0.046)	1.00	4.73	290,894	0.43		4.70		0.46		4.67
2006-ILA Administration Units	1.00	0.045	(0.045)	1.00	4.58	73,758	0.58		4.44		0.61		4.41
2006-ILA Service Units	1.00	0.042	(0.042)	1.00	4.32	276,733	0.83		4.26		0.86		4.23
2006-ILA B Units	1.00	0.036	(0.036)	1.00	3.69	9,308	1.43		3.63		1.46		3.60
2006-ILA C Units	1.00	0.036	(0.036)	1.00	3.69	18,392	1.43		3.63		1.46		3.60
2006-ILA Cash Management Shares	1.00	0.041	(0.041)	1.00	4.14	4,189	1.00		3.98		1.46		3.52

2005-ILA Units	1.00	0.029	(0.029)	1.00	2.91	135,351	0.43		2.81		0.46		2.78
2005-ILA Administration Units	1.00	0.027	(0.027)	1.00	2.75	110,480	0.58		2.79		0.61		2.76
2005-ILA Service Units	1.00	0.025	(0.025)	1.00	2.50	228,238	0.83		2.45		0.86		2.42
2005-ILA B Units	1.00	0.019	(0.019)	1.00	1.90	12,304	1.43		1.80		1.46		1.77
2005-ILA C Units	1.00	0.019	(0.019)	1.00	1.90	19,781	1.43		1.87		1.46		1.84
2005-ILA Cash Management Shares	1.00	0.023	(0.023)	1.00	2.32	5,585	1.00		2.29		1.46		1.83

2004-ILA Units	1.00	0.010	(0.010)	1.00	1.00	160,780	0.43		1.00		0.47		0.96
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.85	65,049	0.58		0.86		0.62		0.82
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.60	205,341	0.83		0.63		0.87		0.59
2004-ILA B Units	1.00	0.003	(0.003)	1.00	0.35	18,080	1.07		0.35		1.47		(0.05)
2004-ILA C Units	1.00	0.003	(0.003)	1.00	0.35	15,068	1.07		0.36		1.47		(0.04)
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.45	7,321	0.97		0.40		1.47		(0.10)

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.79	168,536	0.44		0.81		0.44		0.81
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.64	66,235	0.59		0.65		0.59		0.65
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.39	172,154	0.84		0.39		0.84		0.39
2003-ILA B Units	1.00	0.002	(0.002)	1.00	0.24	26,359	0.99		0.24		1.44		(0.21)
2003-ILA C Units	1.00	0.002	(0.002)	1.00	0.24	16,345	0.99		0.24		1.44		(0.21)
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.27	9,250	0.96		0.26		1.44		(0.22)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.45	573,280	0.43		1.42		0.44		1.41
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.30	77,988	0.58		1.29		0.59		1.28
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.05	179,945	0.83		1.03		0.84		1.02
2002-ILA B Units	1.00	—(d)	—(d)	1.00	0.48	39,904	1.39		0.46		1.44		0.41
2002-ILA C Units	1.00	—(d)	—(d)	1.00	0.48	18,241	1.39		0.47		1.44		0.42
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.87	9,917	1.00		0.90		1.44		0.46

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

(d)	Less than $0.005 per unit.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Money Market Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income (loss)
	beginning	investment	investment	end	Total	of period	average		average net		average net		to average
Year—Unit/Share Class	of period	income(a)	income	of period	return(b)	(in 000’s)	net assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2007-ILA Units	$1.00	$0.025	$(0.025)	$1.00	2.48%	$340,354	0.44	%(c)	4.94	%(c)	0.49	%(c)	4.89	%(c)
2007-ILA Administration Units	1.00	0.024	(0.024)	1.00	2.40	8,664	0.59	(c)	4.79	(c)	0.64	(c)	4.74	(c)
2007-ILA Service Units	1.00	0.023	(0.023)	1.00	2.28	40,224	0.84	(c)	4.53	(c)	0.89	(c)	4.48	(c)
2007-ILA Cash Management Shares	1.00	0.022	(0.022)	1.00	2.19	1	1.00	(c)	4.65	(c)	1.49	(c)	4.16	(c)

For the Years Ended December 31,

2006-ILA Units	1.00	0.046	(0.046)	1.00	4.72	293,929	0.43		4.54		0.43		4.54
2006-ILA Administration Units	1.00	0.045	(0.045)	1.00	4.57	9,571	0.57		4.31		0.57		4.31
2006-ILA Service Units	1.00	0.042	(0.042)	1.00	4.31	255,951	0.83		4.22		0.83		4.22
2006-ILA Cash Management Shares	1.00	0.040	(0.040)	1.00	4.13	2	0.99		3.87		1.42		3.44

2005-ILA Units	1.00	0.029	(0.029)	1.00	2.91	578,208	0.41		2.85		0.41		2.85
2005-ILA Administration Units	1.00	0.027	(0.027)	1.00	2.75	947,855	0.56		2.73		0.56		2.73
2005-ILA Service Units	1.00	0.025	(0.025)	1.00	2.50	262,445	0.81		2.48		0.81		2.48
2005-ILA Cash Management Shares	1.00	0.023	(0.023)	1.00	2.32	134,241	0.98		2.27		1.41		1.84

2004-ILA Units	1.00	0.010	(0.010)	1.00	1.03	546,525	0.42		1.02		0.42		1.02
2004-ILA Administration Units	1.00	0.009	(0.009)	1.00	0.88	832,256	0.57		0.91		0.57		0.91
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.62	243,625	0.82		0.61		0.82		0.61
2004-ILA Cash Management Shares	1.00	0.005	(0.005)	1.00	0.48	111,984	0.95		0.36		1.42		(0.11)

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.84	502,405	0.41		0.85		0.41		0.85
2003-ILA Administration Units	1.00	0.007	(0.007)	1.00	0.69	598,213	0.56		0.67		0.56		0.67
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.44	294,025	0.81		0.44		0.81		0.44
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.32	324,304	0.93		0.31		1.41		(0.17)

2002-ILA Units	1.00	0.02	(0.02)	1.00	1.53	825,207	0.41		1.53		0.41		1.53
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.37	429,751	0.56		1.36		0.56		1.36
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.12	302,354	0.81		1.12		0.81		1.12
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.95	250,759	0.98		0.98		1.41		0.55

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Treasury Obligations Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income (loss)
	beginning	investment	investment	end	Total	of period	average net		average net		average net		to average
Year—Unit/Share Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2007-ILA Units	$1.00	$0.024	$(0.024)	$1.00	2.41%	$25,238	0.43	%(c)	4.80	%(c)	0.44	%(c)	4.80	%(c)
2007-ILA Administration Units	1.00	0.023	(0.023)	1.00	2.33	277	0.58	(c)	4.65	(c)	0.59	(c)	4.64	(c)
2007-ILA Service Units	1.00	0.022	(0.022)	1.00	2.20	497,425	0.83	(c)	4.41	(c)	0.84	(c)	4.40	(c)
2007-ILA Cash Management Shares	1.00	0.021	(0.021)	1.00	2.12	28,391	1.00	(c)	4.24	(c)	1.44	(c)	4.24	(c)

For the Years Ended December 31,

2006-ILA Units	1.00	0.043	(0.043)	1.00	4.62	25,175	0.43		4.34		0.43		4.34
2006-ILA Administration Units	1.00	0.042	(0.042)	1.00	4.46	152	0.58		4.23		0.58		4.23
2006-ILA Service Units	1.00	0.041	(0.041)	1.00	4.20	647,287	0.83		4.11		0.83		4.11
2006-ILA Cash Management Shares	1.00	0.039	(0.039)	1.00	4.02	59,418	1.00		3.87		1.43		3.44

2005-ILA Units	1.00	0.027	(0.027)	1.00	2.77	89,579	0.43		2.55		0.43		2.55
2005-ILA Administration Units	1.00	0.026	(0.026)	1.00	2.62	11,373	0.58		2.57		0.58		2.57
2005-ILA Service Units	1.00	0.023	(0.023)	1.00	2.36	756,424	0.83		2.41		0.83		2.41
2005-ILA Cash Management Shares	1.00	0.021	(0.021)	1.00	2.19	162,011	1.00		2.63		1.43		2.20

2004-ILA Units	1.00	0.009	(0.009)	1.00	0.91	156,027	0.43		0.92		0.43		0.92
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.76	12,900	0.58		0.74		0.58		0.74
2004-ILA Service Units	1.00	0.005	(0.005)	1.00	0.51	554,391	0.83		0.47		0.83		0.47
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.40	8,035	0.92		0.26		1.43		(0.25)

2003-ILA Units	1.00	0.007	(0.007)	1.00	0.74	137,679	0.42		0.73		0.42		0.73
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.59	17,723	0.57		0.55		0.57		0.55
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.34	709,869	0.82		0.36		0.82		0.36
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.26	41,752	0.91		0.23		1.42		(0.28)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.42	297,858	0.41		1.36		0.41		1.36
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.27	19,567	0.56		1.19		0.56		1.19
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.02	2,222,340	0.81		0.93		0.81		0.93
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.85	90,681	0.98		0.77		1.41		0.34

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Treasury Instruments Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income (loss)
	beginning	investment	investment	end of	Total	of period	average net		average net		average net		to average
Year—Unit/Share Class	of period	income(a)	income	period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2007-ILA Units	$1.00	$0.023	$(0.023)	$1.00	2.32%	$3,783	0.43	%(c)	4.59	%(c)	0.50	%(c)	4.53	%(c)
2007-ILA Administration Units	1.00	0.022	(0.022)	1.00	2.25	22,225	0.58	(c)	4.43	(c)	0.65	(c)	4.37	(c)
2007-ILA Service Units	1.00	0.021	(0.021)	1.00	2.12	348,777	0.83	(c)	4.12	(c)	0.90	(c)	4.05	(c)
2007-ILA Cash Management Shares	1.00	0.020	(0.020)	1.00	2.04	1,662	1.00	(c)	4.05	(c)	1.50	(c)	3.54	(c)

For the Years Ended December 31,

2006-ILA Units	1.00	0.042	(0.042)	1.00	4.42	3,602	0.43		4.19		0.48		4.14
2006-ILA Administration Units	1.00	0.041	(0.041)	1.00	4.26	23,217	0.58		4.14		0.64		4.08
2006-ILA Service Units	1.00	0.039	(0.039)	1.00	4.00	158,611	0.83		3.92		0.88		3.87
2006-ILA Cash Management Shares	1.00	0.035	(0.035)	1.00	3.82	5,966	1.00		3.51		1.47		3.04

2005-ILA Units	1.00	0.026	(0.026)	1.00	2.59	26,118	0.43		2.50		0.45		2.48
2005-ILA Administration Units	1.00	0.024	(0.024)	1.00	2.44	37,744	0.58		2.43		0.60		2.41
2005-ILA Service Units	1.00	0.022	(0.022)	1.00	2.18	325,678	0.83		2.15		0.85		2.13
2005-ILA Cash Management Shares	1.00	0.020	(0.020)	1.00	2.01	26,741	1.00		2.00		1.45		1.55

2004-ILA Units	1.00	0.008	(0.008)	1.00	0.85	33,836	0.43		0.79		0.44		0.78
2004-ILA Administration Units	1.00	0.007	(0.007)	1.00	0.70	33,103	0.58		0.68		0.59		0.67
2004-ILA Service Units	1.00	0.004	(0.004)	1.00	0.44	372,296	0.83		0.40		0.84		0.39
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.38	15,775	0.88		0.31		1.44		(0.25)

2003-ILA Units	1.00	0.007	(0.007)	1.00	0.65	51,264	0.44		0.63		0.45		0.62
2003-ILA Administration Units	1.00	0.005	(0.005)	1.00	0.50	31,275	0.59		0.44		0.60		0.43
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.25	362,436	0.84		0.21		0.85		0.20
2003-ILA Cash Management Shares	1.00	0.002	(0.002)	1.00	0.23	29,656	0.86		0.18		1.45		(0.41)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.33	103,658	0.43		1.26		0.44		1.25
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.17	25,910	0.58		1.09		0.59		1.08
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.92	430,601	0.83		0.84		0.84		0.83
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.75	11,602	1.00		0.68		1.44		0.24

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Federal Portfolio

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income (loss)
	beginning	investment	investment	end of	Total	of period	average net		average net		average net		to average
Year—Unit/Share Class	of period	income(a)	income	period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2007-ILA Units	$1.00	$0.024	$(0.024)	$1.00	2.43%	$39,803	0.42	%(c)	4.85	%(c)	0.42	%(c)	4.85	%(c)
2007-ILA Administration Units	1.00	0.023	(0.023)	1.00	2.36	1,800,286	0.57	(c)	4.74	(c)	0.57	(c)	4.74	(c)
2007-ILA Service Units	1.00	0.022	(0.022)	1.00	2.23	74,369	0.82	(c)	4.06	(c)	0.82	(c)	4.06	(c)
2007-ILA Cash Management Shares	1.00	0.021	(0.021)	1.00	2.14	268	0.98	(c)	4.29	(c)	1.42	(c)	3.85	(c)

For the Years Ended December 31,

2006-ILA Units	1.00	0.046	(0.046)	1.00	4.65	27,595	0.41		4.32		0.41		4.32
2006-ILA Administration Units	1.00	0.044	(0.044)	1.00	4.49	1,755,687	0.56		4.41		0.56		4.41
2006-ILA Service Units	1.00	0.042	(0.042)	1.00	4.23	198,350	0.81		4.18		0.81		4.18
2006-ILA Cash Management Shares	1.00	0.038	(0.038)	1.00	4.06	255	0.98		3.81		1.41		3.38

2005-ILA Units	1.00	0.028	(0.028)	1.00	2.82	784,191	0.41		2.74		0.41		2.74
2005-ILA Administration Units	1.00	0.026	(0.026)	1.00	2.67	1,481,451	0.56		2.64		0.56		2.64
2005-ILA Service Units	1.00	0.024	(0.024)	1.00	2.41	204,181	0.81		2.39		0.81		2.39
2005-ILA Cash Management Shares	1.00	0.022	(0.022)	1.00	2.24	124,382	0.98		2.13		1.41		1.70

2004-ILA Units	1.00	0.010	(0.010)	1.00	0.97	937,553	0.41		0.94		0.41		0.94
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.82	1,412,667	0.56		0.84		0.56		0.84
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.57	230,227	0.81		0.54		0.81		0.54
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.42	151,658	0.94		0.26		1.41		(0.21)

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.79	1,147,134	0.41		0.79		0.41		0.79
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.64	1,029,112	0.56		0.62		0.56		0.62
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.39	285,290	0.81		0.37		0.81		0.37
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.27	565,696	0.93		0.26		1.41		(0.22)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.47	1,814,911	0.41		1.47		0.41		1.47
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.32	964,512	0.56		1.31		0.56		1.31
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.06	279,916	0.81		1.05		0.81		1.05
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.89	700,184	0.98		0.90		1.41		0.47

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

												Ratios assuming no
												expense reductions

														Ratio of net
					Net asset					Ratio of net				investment
	Net asset		Distributions		value,		Net assets	Ratio of net		investment		Ratio of total		income
	value,	Net	from net		end		end	expenses to		income to		expenses to		(loss)
	beginning	investment	investment		of	Total	of period	average net		average net		average net		to average
Year—Unit/Share Class	of period	income(a)	income		period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2007-ILA Units	$1.00	$0.016	$(0.016)		$1.00	1.65%	$151,479	0.44	%(c)	3.29	%(c)	0.45	%(c)	3.28	%(c)
2007-ILA Administration Units	1.00	0.016	(0.016)		1.00	1.57	616,281	0.59	(c)	3.14	(c)	0.60	(c)	3.12	(c)
2007-ILA Service Units	1.00	0.014	(0.014)		1.00	1.44	15,911	0.84	(c)	2.89	(c)	0.85	(c)	2.88	(c)
2007-ILA Cash Management Shares	1.00	0.013	(0.013)		1.00	1.36	741	1.00	(c)	2.67	(c)	1.45	(c)	2.23	(c)

For the Years Ended December 31,

2006-ILA Units	1.00	0.029	(0.029)	(d)	1.00	3.08	125,168	0.41		2.92		0.42		2.92
2006-ILA Administration Units	1.00	0.028	(0.028)	(d)	1.00	2.93	557,264	0.57		2.84		0.57		2.84
2006-ILA Service Units	1.00	0.026	(0.026)	(d)	1.00	2.67	17,741	0.82		2.62		0.82		2.62
2006-ILA Cash Management Shares	1.00	0.024	(0.024)	(d)	1.00	2.50	2,963	0.98		2.38		1.41		1.95

2005-ILA Units	1.00	0.020	(0.020)		1.00	2.02	634,174	0.41		1.98		0.41		1.98
2005-ILA Administration Units	1.00	0.019	(0.019)		1.00	1.87	1,344,727	0.56		1.83		0.56		1.83
2005-ILA Service Units	1.00	0.016	(0.016)		1.00	1.61	24,328	0.81		1.59		0.81		1.59
2005-ILA Cash Management Shares	1.00	0.014	(0.014)		1.00	1.44	147,558	0.98		1.41		1.41		0.98

2004-ILA Units	1.00	0.008	(0.008)		1.00	0.82	697,374	0.41		0.80		0.41		0.80
2004-ILA Administration Units	1.00	0.007	(0.007)		1.00	0.67	1,338,658	0.56		0.69		0.56		0.69
2004-ILA Service Units	1.00	0.004	(0.004)		1.00	0.42	23,652	0.81		0.43		0.81		0.43
2004-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	139,086	0.87		0.28		1.41		(0.26)

2003-ILA Units	1.00	0.007	(0.007)		1.00	0.68	722,008	0.41		0.68		0.41		0.68
2003-ILA Administration Units	1.00	0.005	(0.005)		1.00	0.52	792,220	0.56		0.50		0.56		0.50
2003-ILA Service Units	1.00	0.003	(0.003)		1.00	0.33	14,285	0.75		0.36		0.81		0.30
2003-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	362,923	0.75		0.32		1.41		(0.34)

2002-ILA Units	1.00	0.01	(0.01)		1.00	1.11	1,022,037	0.41		1.11		0.42		1.10
2002-ILA Administration Units	1.00	0.01	(0.01)		1.00	0.96	401,548	0.56		0.96		0.57		0.95
2002-ILA Service Units	1.00	0.01	(0.01)		1.00	0.71	34,183	0.81		0.70		0.82		0.69
2002-ILA Cash Management Shares	1.00	0.01	(0.01)		1.00	0.79	261,051	0.73		0.78		1.42		0.09

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

(d)	Amount includes $0.00004 of distributions from net realized gains.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt California Portfolio

												Ratios assuming no
												expense reductions

										Ratio of net				Ratio of net
	Net asset		Distributions		Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net		value,		end of	expenses to		income to		expenses to		income (loss)
	beginning	investment	investment		end of	Total	period	average net		average net		average net		to average
Year—Unit/Share Class	of period	income(a)	income		period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2007-ILA Units	$1.00	$0.016	$(0.016)		$1.00	1.59%	$137,301	0.44	%(d)	3.19	%(d)	0.44	%(d)	3.18	%(d)
2007-ILA Administration Units	1.00	0.015	(0.015)		1.00	1.52	413,256	0.59	(d)	3.03	(d)	0.59	(d)	3.03	(d)
2007-ILA Service Units	1.00	0.014	(0.014)		1.00	1.39	2	0.84	(d)	2.80	(d)	0.84	(d)	2.80	(d)
2007-ILA Cash Management Shares	1.00	0.013	(0.013)		1.00	1.30	1	1.01	(d)	2.86	(d)	1.44	(d)	2.43	(d)

For the Years Ended December 31,

2006-ILA Units	1.00	0.029	(0	.029)(c)	1.00	3.03	130,302	0.43		2.90		0.44		2.90
2006-ILA Administration Units	1.00	0.028	(0	.028)(c)	1.00	2.87	420,875	0.58		2.82		0.59		2.81
2006-ILA Service Units	1.00	0.026	(0	.026)(c)	1.00	2.62	2	0.83		2.56		0.84		2.56
2006-ILA Cash Management Shares	1.00	0.023	(0	.023)(c)	1.00	2.44	10	1.00		2.35		1.44		1.91

2005-ILA Units	1.00	0.020	(0.020)		1.00	1.98	268,806	0.43		1.99		0.44		1.98
2005-ILA Administration Units	1.00	0.018	(0.018)		1.00	1.83	300,545	0.58		1.79		0.59		1.78
2005-ILA Service Units	1.00	0.016	(0.016)		1.00	1.57	2	0.83		1.60		0.83		1.60
2005-ILA Cash Management Shares	1.00	0.014	(0.014)		1.00	1.40	27,385	1.00		1.45		1.44		1.01

2004-ILA Units	1.00	0.008	(0.008)		1.00	0.78	208,139	0.43		0.74		0.45		0.72
2004-ILA Administration Units	1.00	0.006	(0.006)		1.00	0.62	273,919	0.58		0.64		0.60		0.62
2004-ILA Service Units	1.00	0.004	(0.004)		1.00	0.39	2	0.83		0.36		0.85		0.34
2004-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.32	14,721	0.82		0.23		1.45		(0.40)

2003-ILA Units	1.00	0.006	(0.006)		1.00	0.61	244,109	0.42		0.61		0.43		0.60
2003-ILA Administration Units	1.00	0.005	(0.005)		1.00	0.46	233,371	0.57		0.41		0.58		0.40
2003-ILA Service Units	1.00	0.003	(0.003)		1.00	0.34	2	0.66		0.47		0.83		0.30
2003-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	63,214	0.71		0.32		1.43		(0.40)

2002-ILA Units	1.00	0.01	(0.01)		1.00	1.00	359,166	0.43		0.99		0.44		0.98
2002-ILA Administration Units	1.00	0.01	(0.01)		1.00	0.85	98,643	0.58		0.84		0.59		0.83
2002-ILA Service Units	1.00	0.01	(0.01)		1.00	0.60	284	0.83		0.61		0.84		0.60
2002-ILA Cash Management Shares	1.00	0.01	(0.01)		1.00	0.68	53,050	0.75		0.67		1.44		(0.02)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount includes $0.00028 of distributions from net realized gains.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

												Ratios assuming no
												expense reductions

										Ratio of net				Ratio of net
	Net asset		Distributions		Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net		value,		end	expenses to		income to		expenses to		income (loss)
	beginning	investment	investment		end	Total	of period	average net		average net		average net		to average
Year—Unit/Share Class	of period	income(a)	income		of period	return(b)	(in 000’s)	assets		assets		assets		net assets

For the Six Months Ended June 30, (Unaudited)

2007-ILA Units	$1.00	$0.016	$(0.016)		$1.00	1.62%	$46,789	0.44	%(d)	3.24	%(d)	0.46	%(d)	3.22	%(d)
2007-ILA Administration Units	1.00	0.015	(0.015)		1.00	1.54	262,342	0.59	(d)	3.07	(d)	0.61	(d)	3.05	(d)
2007-ILA Service Units	1.00	0.014	(0.014)		1.00	1.41	462	0.84	(d)	2.83	(d)	0.86	(d)	2.81	(d)
2007-ILA Cash Management Shares	1.00	0.013	(0.013)		1.00	1.33	1	1.00	(d)	2.64	(d)	1.45	(d)	2.20	(d)

For the Years Ended December 31,

2006-ILA Units	1.00	0.030	(0	.030)(c)	1.00	3.04	36,521	0.43		2.92		0.45		2.90
2006-ILA Administration Units	1.00	0.029	(0	.029)(c)	1.00	2.89	331,793	0.58		2.86		0.60		2.85
2006-ILA Service Units	1.00	0.027	(0	.027)(c)	1.00	2.63	456	0.83		2.67		0.85		2.65
2006-ILA Cash Management Shares	1.00	0.023	(0	.023)(c)	1.00	2.46	1,507	1.00		2.33		1.45		1.88

2005-ILA Units	1.00	0.020	(0.020)		1.00	1.99	100,268	0.43		1.94		0.45		1.92
2005-ILA Administration Units	1.00	0.018	(0.018)		1.00	1.84	206,485	0.58		1.83		0.60		1.81
2005-ILA Service Units	1.00	0.016	(0.016)		1.00	1.58	72	0.83		1.34		0.84		1.33
2005-ILA Cash Management Shares	1.00	0.014	(0.014)		1.00	1.41	58,291	1.00		1.35		1.45		0.90

2004-ILA Units	1.00	0.008	(0.008)		1.00	0.78	99,743	0.43		0.78		0.46		0.75
2004-ILA Administration Units	1.00	0.006	(0.006)		1.00	0.63	174,135	0.58		0.65		0.61		0.62
2004-ILA Service Units	1.00	0.004	(0.004)		1.00	0.40	156	0.82		0.41		0.86		0.37
2004-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	59,693	0.87		0.30		1.46		(0.29)

2003-ILA Units	1.00	0.006	(0.006)		1.00	0.62	89,518	0.44		0.62		0.47		0.59
2003-ILA Administration Units	1.00	0.005	(0.005)		1.00	0.47	124,113	0.59		0.47		0.62		0.44
2003-ILA Service Units	1.00	0.003	(0.003)		1.00	0.32	124	0.74		0.32		0.87		0.19
2003-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.31	66,299	0.75		0.31		1.47		(0.41)

2002-ILA Units	1.00	0.01	(0.01)		1.00	0.99	128,959	0.43		0.98		0.47		0.94
2002-ILA Administration Units	1.00	0.01	(0.01)		1.00	0.83	99,406	0.58		0.83		0.62		0.79
2002-ILA Service Units	1.00	0.01	(0.01)		1.00	0.59	123	0.83		0.58		0.87		0.54
2002-ILA Cash Management Shares	1.00	0.01	(0.01)		1.00	0.66	56,104	0.75		0.66		1.47		(0.06)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount includes $0.00008 of distributions from net realized gains.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Statement Regarding Basis for Approval of Management Agreement (Unaudited)
       The Trustees oversee the management of Goldman Sachs Trust (the “Trust”), and review the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) for the Portfolios.
     The Management Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), on June 13, 2007 (the “Annual Contract Meeting”).
     To assist the Trustees in their deliberations at the Annual Contract Meeting and, in addition to the reviews of the Portfolios’ investment performance, expenses and other matters at regularly scheduled Board meetings, the Trustees have a Contract Review Committee (the “Committee”) whose members include all of the Independent Trustees. The Committee held meetings on December 14, 2006, February 7, 2007 and May 9, 2007. At these Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including: (a) the Portfolios’ investment performance; (b) the Portfolios’ management fee arrangements; (c) the Investment Adviser’s undertaking to reimburse certain expenses of the Portfolios that exceed specified levels; (d) the Investment Adviser’s potential economies of scale; (e) the relative expense levels of the Portfolios as compared to comparable funds; (f) data relating to the Investment Adviser’s profitability with respect to the Trust and the Portfolios; (g) the quality of the non-advisory services provided to the Portfolios by the Investment Adviser and its affiliates; (h) information on the processes followed by a third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance and expense comparison for the Portfolios; and (i) the quality of the services provided by the Portfolios’ unaffiliated service providers and reports on due diligence visits to outside service providers.
     At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters, including: (a) a summary of fee concessions by the Investment Adviser and its affiliates with respect to the Goldman Sachs mutual funds; (b) the quality of the Investment Adviser’s services; (c) the structure, staff and capabilities of the Investment Adviser and its portfolio management teams; (d) the groups within the Investment Adviser that support the portfolio management teams, including the legal and compliance departments, the credit department, the valuation oversight group, the risk and performance analytics group, the business planning team and the technology

Statement Regarding Basis for Approval of Management Agreement (continued)
group; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (g) the fees received by the Investment Adviser’s affiliates from the Portfolios for transfer agency and other services; (h) the terms of the Management Agreement; (i) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Portfolios’ other service providers including the custodian and fund accounting agent; and (j) the Investment Adviser’s policies addressing various types of potential conflicts of interest. At the Annual Contract Meeting, the Trustees also considered at further length the Portfolios’ investment performance, fees and expenses, including the Portfolios’ expense trends over time.
     In connection with the Committee meetings and the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. Also, in conjunction with these meetings, the Trustees received information relating to revenue sharing payments made by the Investment Adviser and other matters. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent counsel without representatives of the Investment Adviser present.
     The presentations made at the Contract Review Committee meetings and at the Annual Contract Meeting encompassed the Portfolios and other mutual fund portfolios for which the Board of Trustees has responsibility. While the Management Agreement for all of the Portfolios was approved at the same Annual Contract Meeting, the Trustees considered the Management Agreement as it applied to each Portfolio separately.
     In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolios. At those meetings the Trustees received materials relating to the Investment Adviser’s investment management and other services under the Management Agreement, including: (a) information on the investment performance of the Portfolios in comparison to other money market mutual funds; (b) general investment outlooks in the markets in which the Portfolios invest; (c) compliance reports; and (d) expenses borne by the Portfolios. In addition, the Trustees were provided with disclosure materials regarding the Goldman Sachs mutual funds and their expenses that are provided to investors who invest in the funds, as well as information on the Goldman Sachs mutual funds’ competitive universe and discussed the broad range of other investment choices that are available to those investors.

Statement Regarding Basis for Approval of Management Agreement (continued)
     In connection with their approval of the Management Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include services as the Portfolios’ transfer agent and distributor. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Portfolios and had, in fact, continued to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, vendor oversight and risk management. The Trustees also believed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios and the Investment Adviser, including education and training initiatives.
     The Trustees also considered the investment performance of the Portfolios and the Investment Adviser. In this regard, the Trustees compared the investment performance of the Portfolios to the performance rankings issued by the Outside Data Provider. This information on the Portfolios’ investment performance was provided for one, three, five and ten year periods. In addition, the Trustees considered the Portfolios’ investment performance in light of the investment objectives and credit parameters applicable to the Portfolios, and the investor constituencies the Portfolios serve. The Trustees also considered the Portfolios’ compliance with regulations of the Securities and Exchange Commission (the “SEC”) applicable to money market mutual funds and the stability of the Portfolios’ net asset values. In light of these considerations, the Trustees concluded that the Portfolios were providing investment performance within a competitive range for investors.
     The Board of Trustees also considered the contractual fee rates payable by the Portfolios under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds. They also considered information that indicated that these mutual fund services differed in various significant respects from the services provided to the Investment Adviser’s institutional accounts, which generally paid lower fees. In addition, the fees paid by the Portfolios and the Portfolios’ total operating expense ratios (before and after applicable expense reimbursements) were compared to similar information for comparable money market mutual funds advised by other, unaffiliated investment management firms. Most of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by the Outside Data Provider.

Statement Regarding Basis for Approval of Management Agreement (continued)
     More particularly, the Trustees reviewed analyses prepared by the Outside Data Provider of the expense rankings of the Portfolios. The analyses provided a comparison of the Portfolios’ management fee rates to relevant peer groups and category universes; an expense analysis which compared each Portfolio’s expenses to a peer group and a category universe; and a five-year history comparing each Portfolio’s expenses to a category average. The analyses also compared the Portfolios’ transfer agency fees, custody and accounting fees and other expenses to peer groups and medians. The Trustees believed that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees paid by the Portfolios.
     In addition, the Trustees reviewed information regarding potential economies of scale, and whether the Portfolios and their shareholders were participating in the benefits of those economies. In this regard, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the contractual fee rates charged by the Investment Adviser (which do not include fee breakpoints) with fee rates charged by other, unaffiliated investment managers to other money market mutual funds; and the Investment Adviser’s voluntary undertaking to limit the Portfolios’ “other expenses” ratio (excluding certain expenses).
     The Trustees also considered the other benefits, such as transfer agency and service fees, derived by the Investment Adviser and its affiliates from the Portfolios as stated above. In this connection, the Trustees noted that pursuant to exemptive orders issued by the SEC, affiliates of the Investment Adviser receive compensation in connection with certain portfolio transactions executed by the Portfolios.
     In addition, the Trustees reviewed the Investment Adviser’s pre-tax revenues and pre-tax margins with respect to the Trust and the Portfolios. The Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules, and expense allocation methodologies, as well as a report of independent accountants regarding the results of certain agreed-upon procedures to verify expense allocation calculations that were designed to assist the Trustees in their evaluation of the Investment Adviser’s schedules of revenues and expenses. The Trustees considered the Investment Adviser’s revenues and margins both in absolute terms and in comparison to the information on the reported margins earned by other asset management firms.

Statement Regarding Basis for Approval of Management Agreement (continued)
     After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded that the management fees paid by each of the Portfolios were reasonable in light of the services provided by the Investment Adviser, its costs and the Portfolios’ current and reasonably foreseeable asset levels, and that each Portfolio’s Management Agreement should be approved and continued.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Fund Expenses (Unaudited) — Six Month Period Ended June 30, 2007
          As a unitholder/shareholder of ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolios you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (load) (with respect to ILA B and C Units); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to ILA B Units, ILA C Units and Cash Management Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Prime Obligations Portfolio				Money Market Portfolio				Treasury Obligations Portfolio				Treasury Instruments Portfolio				Federal Portfolio

				Expenses				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Unit/Share Class	1/7/07	6/30/07		6/30/07*	1/1/07	6/30/07		6/30/07*	1/1/07	6/30/07		6/30/07*	1/1/07	6/30/07		6/30/07*	1/1/07	6/30/07		6/30/07*

ILA Units
Actual	$1,000.00	$1,024.80		$2.16	$1,000.00	$1,024.80		$2.21	$1,000.00	$1,024.10		$2.16	$1,000.00	$1,023.20		$2.16	$1,000.00	$1,024.30		$2.11
Hypothetical 5% return	1,000.00	1,022.63	+	2.16	1,000.00	1,022.58	+	2.21	1,000.00	1,022.62	+	2.16	1,000.00	1,022.63	+	2.16	1,000.00	1,022.73	+	2.11

ILA Administration Units
Actual	1,000.00	1,024.00		2.91	1,000.00	1,024.00		2.96	1,000.00	1,023.30		2.91	1,000.00	1,022.50		2.91	1,000.00	1,023.60		2.86
Hypothetical 5% return	1,000.00	1,021.89	+	2.91	1,000.00	1,021.83	+	2.96	1,000.00	1,021.87	+	2.91	1,000.00	1,021.88	+	2.91	1,000.00	1,021.98	+	2.86

ILA Service Units
Actual	1,000.00	1,022.70		4.16	1,000.00	1,022.80		4.21	1,000.00	1,022.00		4.16	1,000.00	1,021.20		4.16	1,000.00	1,022.30		4.11
Hypothetical 5% return	1,000.00	1,020.65	+	4.16	1,000.00	1,020.61	+	4.21	1,000.00	1,020.64	+	4.16	1,000.00	1,020.63	+	4.16	1,000.00	1,020.74	+	4.11

ILA B Units
Actual	1,000.00	1,019.70		7.16
Hypothetical 5% return	1,000.00	1,017.67	+	7.15	N/A	N/A		N/A	N/A	N/A		N/A	N/A	N/A		N/A	N/A	N/A		N/A

ILA C Units
Actual	1,000.00	1,019.70		7.16
Hypothetical 5% return	1,000.00	1,017.67	+	7.15	N/A	N/A		N/A	N/A	N/A		N/A	N/A	N/A		N/A	N/A	N/A		N/A

ILA Cash Management Shares
Actual	1,000.00	1,021.90		5.01	1,000.00	1,021.90		5.01	1,000.00	1,021.20		5.01	1,000.00	1,020.40		5.01	1,000.00	1,021.40		4.91
Hypothetical 5% return	1,000.00	1,019.80	+	5.01	1,000.00	1,020.65	+	5.01	1,000.00	1,019.80	+	5.01	1,000.00	1,019.80	+	5.01	1,000.00	1,019.90	+	4.91

Fund Expenses (Unaudited) — Six Month Period Ended June 30, 2007

Tax-Exempt Diversified Portfolio Tax-Exempt California Portfolio Tax-Exempt New York Portfolio

				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended
Unit/Share Class	1/1/07	6/30/07		6/30/07*	1/1/07	6/30/07		6/30/07*	1/1/07	6/30/07		6/30/07*

ILA Units
Actual	$1,000.00	$1,016.50		$2.20	$1,000.00	$1,015.90		$2.20	$1,000.00	$1,016.20		$2.20
Hypothetical 5% return	1,000.00	1,022.62	+	2.21	1,000.00	1,022.62	+	2.21	1,000.00	1,037.85	+	2.21

ILA Administration Units
Actual	1,000.00	1,015.70		2.95	1,000.00	1,015.20		2.95	1,000.00	1,015.40		2.95
Hypothetical 5% return	1,000.00	1,021.88	+	2.96	1,000.00	1,021.87	+	2.96	1,000.00	1,036.61	+	2.96

ILA Service Units
Actual	1,000.00	1,014.40		4.20	1,000.00	1,013.00		4.19	1,000.00	1,014.10		4.19
Hypothetical 5% return	1,000.00	1,020.64	+	4.21	1,000.00	1,020.53	+	4.21	1,000.00	1,034.53	+	4.21

ILA Cash Management Shares
Actual	1,000.00	1,013.60		4.99	1,000.00	1,013.00		5.04	1,000.00	1,013.30		4.99
Hypothetical 5% return	1,000.00	1,019.80	+	5.01	1,000.00	1,019.82	+	5.06	1,000.00	1,033.14	+	5.01

*	Expenses for each share class are calculated using the Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2007. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

						ILA Cash
Portfolio	ILA Units	ILA Administration Units	ILA Service Units	ILA B Units	ILA C Units	Management Shares

Prime Obligations	0.43%	0.58%	0.83%	1.43%	1.43%	1.00%
Money Market	0.44	0.59	0.84	N/A	N/A	1.00
Treasury Obligations	0.43	0.58	0.83	N/A	N/A	1.00
Treasury Instruments	0.43	0.58	0.83	N/A	N/A	1.00
Federal	0.42	0.57	0.82	N/A	N/A	0.98
Tax-Exempt Diversified	0.44	0.59	0.84	N/A	N/A	1.00
Tax-Exempt California	0.44	0.59	0.84	N/A	N/A	1.01
Tax-Exempt New York	0.44	0.59	0.84	N/A	N/A	1.00

+	Hypothetical expenses are based on the each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended September 30, 2004 and every first and third fiscal quarter thereafter, the Portfolios’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. When available, the Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.
The Standardized 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.
The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of monthly dividends.
The Standardized 30-Day Yield is calculated by annualizing the net investment income per share earned over a 30-day period divided by the maximum public offering price per share on the last day of the period. This yield does not necessarily reflect income earned and distributed by the Portfolios and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include a Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Portfolios.
Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.
Copyright 2006 Goldman, Sachs & Co. All rights reserved. 06-259/49.8K / 08-06

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Diana M. Daniels
Patrick T. Harker
Jessica Palmer
Alan A. Shuch
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS
Kaysie P. Uniacke, President
James A. McNamara, Senior Vice President
John M. Perlowski, Senior Vice President and Treasurer
Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

ILA/SAR 6/07	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	September 5, 2007

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	September 5, 2007